UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Gregory F. Niland

Capital Group Private Client Services Funds

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group Core Municipal FundSM

Capital Group Short-Term Municipal FundSM

Capital Group California Core Municipal FundSM

Capital Group California Short-Term Municipal FundSM

Capital Group Core Bond FundSM

Semi-annual report for the six months ended April 30, 2022

Research-driven
approaches to seeking
wealth preservation
and income

Capital Group Core Municipal Fund seeks to provide current income exempt from federal income tax while preserving your investment.

Capital Group Short-Term Municipal Fund seeks to preserve your investment and secondarily to provide current income exempt from federal income tax.

Capital Group California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes while preserving your investment.

Capital Group California Short-Term Municipal Fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes.

Capital Group Core Bond Fund seeks to provide you with current income while preserving your investment.

Each fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report are at net asset value. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2022 (the most recent calendar quarter-end), and the total annual fund operating expense ratios as of the prospectus dated January 1, 2022:

	Cumulative total returns	Average annual total returns			Gross
	1 year	5 years	10 years	Lifetime*	expense ratios

Capital Group Core Municipal Fund	–3.37%	1.83%	1.77%	2.21%	0.28%
Capital Group Short-Term Municipal Fund	–2.72	1.28	1.09	1.32	0.31 †
Capital Group California Core Municipal Fund	–3.47	1.54	1.81	2.19	0.27
Capital Group California Short-Term Municipal Fund	–2.81	0.82	0.84	1.04	0.29
Capital Group Core Bond Fund	–3.74	1.78	1.63	2.15	0.28

*	Since April 13, 2010.
†	The net expense ratio for Capital Group Short-Term Municipal Fund was 0.30%.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of the expenses for Capital Group Short-Term Municipal Fund. This reimbursement will be in effect through at least January 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit capitalgrouppcsfunds.com for more information.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Funds’ 30-day yields and 12-month distribution rates

2	Results at a glance

Investment portfolios

3	Capital Group Core Municipal Fund

30	Capital Group Short-Term Municipal Fund

45	Capital Group California Core Municipal Fund

57	Capital Group California Short-Term Municipal Fund

62	Capital Group Core Bond Fund

74	Financial statements

79	Notes to financial statements

91	Financial highlights

Fellow investors:

Shown in the table below are the semi-annual returns for Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund for the six months ended April 30, 2022. Also shown are the results of their benchmarks and peer group averages.

On March 11, 2022, the Board of Trustees of Capital Group Private Client Services Funds unanimously determined that it would be in the best interests of three Capital Group funds to merge into three similar American Funds. Under the proposal, Capital Group Core Municipal Fund would be reorganized into Limited Term Tax-Exempt Bond Fund of America®; Capital Group Short-Term Municipal Fund into American Funds Short-Term Tax-Exempt Bond Fund®; and Capital Group Core Bond Fund into The Bond Fund of America®. The Board also determined that the interests of Capital Group bond fund shareholders would not be diluted as a result of the change. Shareholders will receive materials outlining the proposal as well as information on the affected funds. The reorganizations are not contingent on each other and, if approved by shareholders, are expected to take place later this year. More information can be found in the funds’ amended prospectus at capitalgroup.com/pcs/fund-details.html.

For additional information about the funds, their investment results, holdings and portfolio managers, visit capitalgrouppcsfunds.com. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Funds’ 30-day yields and 12-month distribution rates

Below is a summary of each fund’s 30-day yield and 12-month distribution rate as of April 30, 2022. Each fund’s 30-day yield is calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities while the distribution rate reflects the funds’ past dividends paid to shareholders. Accordingly, the funds’ SEC yields and distribution rates may differ.

	SEC 30-day yield		12-month distribution rate

Capital Group Core Municipal Fund	1.77%		1.15%
Capital Group Short-Term Municipal Fund	1.52	*	0.86
Capital Group California Core Municipal Fund	1.78		1.20
Capital Group California Short-Term Municipal Fund	1.51		0.71
Capital Group Core Bond Fund	3.02		1.60

*	The SEC 30-day yield for Capital Group Short-Term Municipal Fund is 1.71% with the fund’s reimbursement.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Also, certain other income, as well as capital gain distributions, may be taxable. State tax-exempt funds are more susceptible to factors adversely affecting issuers of their state’s tax-exempt securities than a more widely diversified municipal bond fund. Refer to the funds’ prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Private Client Services Funds	1

Results at a glance

For periods ended April 30, 2022, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

Capital Group Core Municipal Fund	–4.96%	–5.26%	1.38%	1.53%	2.06%
Bloomberg Municipal Short-Intermediate 1–10 years Index[2]	–5.62	–5.76	1.17	1.56	2.14
Lipper Short-Intermediate Municipal Debt Funds Average[3]	–5.10	–5.30	0.85	1.09	1.58
Capital Group Short-Term Municipal Fund	–3.57	–3.78	1.01	0.97	1.24
Bloomberg Municipal Short 1–5 Years Index[2]	–4.17	–4.20	0.85	1.03	1.33
Lipper Short Municipal Debt Funds Average[3]	–2.78	–2.93	0.61	0.61	0.83
Capital Group California Core Municipal Fund	–4.99	–5.23	1.09	1.55	2.04
Bloomberg California Short-Intermediate Municipal Index[2]	–5.74	–5.98	0.93	1.52	2.14
Lipper California Short-Intermediate Municipal Debt Funds Average[3]	–4.62	–4.63	0.59	1.00	1.34
Capital Group California Short-Term Municipal Fund	–3.64	–3.88	0.57	0.70	0.96
Bloomberg California Short Municipal Index[2]	–4.13	–4.22	0.65	0.95	1.27
Lipper Short Municipal Debt Funds Average[3]	–2.78	–2.93	0.61	0.61	0.83
Capital Group Core Bond Fund	–5.56	–5.93	1.30	1.35	1.97
Bloomberg Intermediate A+ U.S. Government/Credit Index[2]	–6.06	–6.26	1.09	1.31	1.97
Lipper Short-Intermediate Investment Grade Debt Funds Average[3]	–4.91	–4.95	1.18	1.41	1.90

[1]	Since April 13, 2010.
[2]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
[3]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Source: Refinitiv Lipper.

Bloomberg Municipal Short-Intermediate 1–10 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years. Bloomberg Municipal Short 1–5 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years. Bloomberg California Short-Intermediate Municipal Index is a market value-weighted index that includes only investment-grade tax-exempt bonds that are issued from California with maturities of one to 10 years. Bloomberg California Short Municipal Index is a market value-weighted index that includes only investment-grade tax-exempt bonds that are issued from California with maturities of one to five years. Bloomberg Intermediate A+ U.S. Government/Credit Index is a market value-weighted index that tracks the total return of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies and quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to 10 years, excluding BBB-rated securities.

2	Private Client Services Funds

Capital Group Core Municipal Fund	unaudited
Investment portfolio April 30, 2022

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 86.09%	Principal amount (000)		Value (000)
Alabama 2.48%
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 4.00% 2053 (put 2027)	USD	3,500	$3,561
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 2052 (put 2026)		1,050	1,067
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 2052 (put 2026)		940	956
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 2049 (put 2026)		825	839
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)		2,050	2,058
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 2051 (put 2023)		1,000	1,029
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2023 (preref. 2022)		100	101
City of Homewood, G.O. Warrants, Series 2016, 5.00% 2033 (preref. 2026)		50	55
Housing Fin. Auth., Multi Family Housing Rev. Bonds (ECG Monrovia Project), Series 2022-A, 2.00% 2025 (put 2024)		2,050	2,007
City of Huntsville, Electric Rev. Bonds, Series 2017-A, 5.00% 2022		450	459
City of Huntsville, Electric Rev. Bonds, Series 2017-B, 5.00% 2022		400	408
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 1), Series 2021-A, 4.00% 2051 (put 2028)		2,460	2,500
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 2051 (put 2031)		2,065	2,094
			17,134

Alaska 0.31%
Housing Fin. Corp., Collateralized Bonds (Veterans Mortgage Program), Series 2019, 4.00% 2048		820	835
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2020-A, 3.25% 2044		850	846
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046		130	131
Housing Fin. Corp., State Capital Project Bonds, Series 2014-A, 5.00% 2032 (preref. 2023)		230	240
Housing Fin. Corp., State Capital Project Bonds, Series 2014-A, 5.00% 2033 (preref. 2023)		110	115
			2,167

Arizona 1.10%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 2028		295	332
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 2029		370	422
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2027		400	443
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2028		550	618
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2033		80	91
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.15% 2027		375	330
Coconino County Pollution Control Corp., Pollution Control Rev. Ref. Bonds, Series 2017-B, 1.65% 2039 (put 2023)		1,500	1,494
City of Glendale Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 2029		1,000	1,132
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 2029		115	128

Private Client Services Funds	3

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Arizona (continued)
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2023	USD	1,000	$1,039
Kyrene Elementary School Dist. No. 28, School Improvement Bonds (2010 Project), Series 2013-B, 4.50% 2024 (preref. 2023)[1]		55	57
Kyrene Elementary School Dist. No. 28, School Improvement Bonds (2010 Project), Series 2013-B, 4.50% 2025 (preref. 2023)[1]		45	46
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 2027		745	814
City of Phoenix Civic Improvement Corp., Water System Rev. Ref. Bonds, Series 2014-B, 5.00% 2024		115	121
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 5.00% 2031		485	558
			7,625

Arkansas 0.09%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 1.99% 2044 (put 2022)[2]		600	600

California 5.24%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 1.34% 2045 (put 2023)[2]		2,205	2,204
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-C, (SIFMA Municipal Swap Index + 0.45%) 0.89% 2056 (put 2026)[2]		425	420
Trustees of the California State University, Systemwide Rev. Bonds, Series 2017-A, 5.00% 2026		380	419
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-A, 5.00% 2027		365	398
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 2049 (put 2026)		195	171
Carlsbad Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, 2.00% 2023		75	75
Carlsbad Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, 2.00% 2024		85	84
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2052 (put 2031)		2,415	2,452
Eastern Municipal Water Dist., Water and Wastewater Rev. Ref. Bonds, Series 2021-A, 3.00% 2024		165	167
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2009-C, 5.25% 2024 (escrowed to maturity)		35	37
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 2.00% 2023		105	105
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 2.00% 2024		50	49
G.O. Bonds, Series 2021, 5.00% 2031		30	33
G.O. Bonds, Series 2021, 5.00% 2032		25	27
G.O. Bonds, Series 2021, 5.00% 2034		25	27
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2023		1,265	1,313
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2027		4,625	5,168
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2027		1,000	1,120
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2030		55	64
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2040 (preref. 2025)		120	129
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-B, 5.00% 2029 (put 2022)		1,000	1,016
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2028		315	334
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 2035		733	734
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 2036		467	448
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Los Angeles County Museum of Art Project), Series 2021-B, 1.14% 2050 (put 2026)[2]		340	338
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2025		250	267
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 5.00% 2024		85	90
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 2026		60	63
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2022-E, 5.00% 2030		250	285
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-A, 5.00% 2026		710	779
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 2032		180	213
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-B, 4.00% 2026		605	640
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2018-B, 5.00% 2027		625	696
County of Los Angeles, Dev. Auth., Multi Family Housing Mortgage Rev. Bonds (Long Beach Senior Housing), Series 2022, 2.00% 2026 (put 2025)		1,550	1,513
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (Cantamar Villas), Series 2021-D-1, 0.30% 2025 (put 2024)		55	52

4	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (Sunny Garden Apartments), Series 2021-C-1, 0.20% 2024 (put 2023)	USD	75	$74
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Bonds, Series 2016-A, 5.00% 2023		50	52
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Bonds, Series 2021-A, 5.00% 2032		960	1,118
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-C, 5.00% 2025		640	688
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-C, 5.00% 2029		150	172
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2020-A, 5.00% 2023		1,500	1,550
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-B-2, 2.125% 2026		15	14
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2022		1,250	1,262
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2024		45	46
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2025		45	47
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2026		45	47
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2027		45	47
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2028		40	42
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 5.00% 2032		1,000	1,155
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2028		655	736
RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2028		1,000	1,095
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2029		70	73
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2022		1,000	1,006
County of San Diego, Water Auth., Water Rev. Ref. Green Bonds, Series 2021-B, 5.00% 2030		230	266
City and County of San Francisco, G.O. Rev. Ref. Bonds, Series 2020-R-2, 5.00% 2023		480	496
City of San Jose, Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-B, 5.00% 2026		285	312
City of Santee, Community Facs. Dist. No. 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 5.00% 2022		135	136
City of Santee, Community Facs. Dist. No. 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 5.00% 2023		160	165
City of Santee, Community Facs. Dist. No. 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 5.00% 2024		170	178
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2023		65	67
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2024		20	21
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Series 2017-A, 5.00% 2023		490	506
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Villa Del Sol Apartments), Series 2021-A-2, 0.39% 2023 (put 2023)		280	274
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Washington Court Apartments), Series 2021-E, 0.22% 2023 (put 2022)		125	125
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-D, 2.625% 2033 (put 2023)		135	134
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2013-A, 5.00% 2023 (preref. 2022)		80	82
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025		65	65
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2026		500	500
Tobacco Securitization Auth. of Northern California, Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp.), Series 2021-B-1, 0.45% 2030		20	20
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 2030		180	197
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 2026		165	181
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049		785	801
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2016-AW, 5.00% 2033 (preref. 2026)		255	283
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2017-AX, 5.00% 2033 (preref. 2027)		230	260
			36,223

Private Client Services Funds	5

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colorado 1.87%
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 4.00% 2026	USD	603	$603
Certs. of Part., Series 2021-A, 5.00% 2028		495	560
Certs. of Part., Series 2021-A, 5.00% 2029		1,000	1,143
Board of Governors of the Colorado State University System, System Enterprise Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2041 (preref. 2027)		140	155
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2019-D, 5.00% 2031 (put 2022)		1,000	1,015
E-470 Public Highway Auth., Rev. Bonds, Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 0.537% 2039 (put 2024)[2]		285	279
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (Johnson & Wales University Project), Series 2013-B, 5.00% 2023 (escrowed to maturity)		1,805	1,853
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2024 (escrowed to maturity)		1,825	1,924
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-A, 5.00% 2048		125	135
Housing and Fin. Auth., Multi Family Housing Rev. Bonds (Wildhorse Ridge Apartments Project), Series 2022, 2.00% 2026 (put 2025)		1,850	1,810
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 2048		530	543
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-B, Class I, 3.75% 2050		840	851
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 2051		1,250	1,241
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 2029		70	75
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 2029		40	43
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 2030		150	162
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 2030		35	38
Weld County School Dist. RE-5J, G.O. Bonds, Series 2021, 5.00% 2023		475	496
			12,926

Connecticut 0.79%
Town of East Hartford, Housing Auth., Multi Family Housing Rev. Bonds (Veterans Terrace Project), Series 2021, 0.25% 2023 (put 2022)		140	139
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 2029		330	367
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2003-X-2, 0.25% 2037 (put 2024)		910	869
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 2048 (put 2023)		1,105	1,097
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044		50	51
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045		200	203
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047		1,585	1,609
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047		605	614
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 2047		130	132
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 2051		290	290
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044		60	60
			5,431

Delaware 0.13%
County of Harris, Metropolitan Transportation Auth., Sales and Use Tax Contractual Obligations, Series 2015-B, 5.00% 2025		85	92
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2022		290	291
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2023		200	206
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2024		300	314
			903

District of Columbia 0.87%
G.O. Bonds, Series 2015-A, 5.00% 2032		1,800	1,916
G.O. Rev. Ref. Bonds, Series 2021-E, 5.00% 2029		230	263
G.O. Rev. Ref. Bonds, Series 2021-E, 5.00% 2030		960	1,112
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Kenilworth 166 Apartments Project), Series 2021, 1.25% 2025 (put 2024)		410	394

6	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
District of Columbia (continued)
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Parcel 42 Project), Series 2022, 1.70% 2041 (put 2025)	USD	500	$483
Income Tax Secured Rev. Bonds, Series 2020-A, 5.00% 2032		750	855
Income Tax Secured Rev. Bonds, Series 2020-C, 5.00% 2033		215	244
Rev. Ref. Bonds (National Public Radio, Inc. Issue), Series 2016, 5.00% 2028 (preref. 2028)		50	55
Rev. Ref. Bonds (National Public Radio, Inc. Issue), Series 2016, 5.00% 2029 (preref. 2029)		50	55
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2027		600	669
			6,046

Florida 6.60%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 2022		20	20
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project), Series 2014, 5.00% 2033		130	136
County of Brevard, Housing Fncg. Auth., Multi Family Mortgage Rev. Bonds (Tropical Manor Apartments), Series 2021, 0.25% 2023 (put 2022)		135	134
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Solaris Apartments), Series 2021-B, 0.70% 2025 (put 2024)		370	353
Central Florida Expressway Auth., Rev. Bonds, Series 2019-B, 5.00% 2030		1,000	1,127
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2022		170	171
City of Daytona Beach, Housing Auth., Multi Family Housing Rev. Bonds (The WM at the River Project), Series 2021-B, 1.25% 2025 (put 2024)		605	582
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2033		1,115	1,215
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2013-A, 5.00% 2022		1,000	1,003
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2019-D, 5.00% 2023		120	124
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2022-A, 5.00% 2025		949	1,022
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2022-A, 5.00% 2026		1,000	1,099
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 2028		750	825
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2026		655	708
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048		980	995
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 2049		985	1,002
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050		985	1,009
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 2051		150	151
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-2, 3.00% 2052		2,230	2,192
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 2046		35	35
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (The Canopy at West River Towers 1 & 2), Series 2022-A-2, 3.25% 2026 (put 2025)		519	522
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Valencia Park Apartments), Series 2021-A, FHA insured, 0.25% 2023 (put 2022)		630	620
JEA, Electric System Rev. Bonds, Series 2014-A-3, 5.00% 2022		600	609
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 2026		500	547
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 2026		340	373
JEA, Electric System Rev. Bonds, Series 2020-A-3, 5.00% 2030		50	57
JEA, Electric System Rev. Bonds, Series 2021-A, 5.00% 2031		2,095	2,398
JEA, Electric System Rev. Bonds, Series 2021-A-3, 5.00% 2033		625	719
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 2033		50	57
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 2024		280	278
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 2025		285	281
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 2026		295	289
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 2027		300	291
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 2028		305	293
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.625% 2029		315	303
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 5.00% 2025		1,150	1,230
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2014-A, BAM insured, 5.00% 2026		780	821
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2026		760	800

Private Client Services Funds	7

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Platform 3750), Series 2021, 0.25% 2024 (put 2023)	USD	510	$495
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Sunset Bay Apartments), Series 2021, 0.25% 2023 (put 2022)		420	415
County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2007, 0.32% 2027 (put 2022)		2,205	2,191
County of Miami-Dade, Transit System Sales Surtax Rev. Bonds, Series 2012, 5.00% 2025 (preref. 2022)		25	25
City of Miami Beach, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2027		145	152
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Ref. Bonds, Series 2016-A, 5.00% 2026		1,000	1,093
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2031		300	319
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 2029		320	335
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 2031		500	526
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Dunwoodie Place Apartments), Series 2021-A, 0.20% 2024 (put 2023)		200	193
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Jernigan Gardens), Series 2020-B, 0.35% 2023 (put 2022)		2,000	1,988
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Stratford Point Apartments), Series 2021-B, 0.55% 2025 (put 2024)		635	604
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2021-B, 1.25% 2046 (put 2028)		1,000	859
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2032 (preref. 2023)		1,020	1,054
County of Palm Beach, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Christian Manor), Series 2022, 1.25% 2025 (put 2024)		2,875	2,810
County of Pasco, Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 2026		345	346
County of Pasco, Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.20% 2027		355	361
County of Pasco, Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.25% 2028		370	375
County of Pinellas, Housing Fin. Auth., Multi Family Mortgage Backed Bonds (Jordan Park Apartments), Series 2021-B, 0.65% 2025 (put 2024)		525	500
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2013, BAM insured, 5.00% 2043 (preref. 2023)		185	192
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2023		630	648
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.625% 2024		1,055	1,051
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.00% 2022		340	340
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2024		500	525
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2020, 5.00% 2028		1,000	1,131
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2028		215	239
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2029		250	281
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2030		260	295
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2022-A, 5.00% 2026		510	562
Dept. of Transportation, Turnpike Rev. Bonds, Series 2018-A, 5.00% 2026		292	321
Dept. of Transportation Fncg. Corp., Rev. Bonds, Series 2020, 5.00% 2024		430	454
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.00% 2024		530	529
			45,600

Georgia 2.56%
County of Appling, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 2038 (put 2025)		885	854
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Sylvan Hills Senior Apartments Project), Series 2020, 0.41% 2025 (put 2023)		285	274
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 1995-5, 2.20% 2032		500	466
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2013, 2.925% 2053 (put 2024)		600	598

8	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Georgia (continued)
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 1.50% 2040 (put 2025)	USD	685	$661
City of Columbus, Dev. Auth., Multi Family Housing Rev. Bonds (Highland Terrance Phase II Project), Series 2021-B, 0.34% 2025 (put 2024)		425	403
County of Dawson, Dev. Auth., Multi Family Housing Rev. Bonds (Peaks of Dawsonville Project), Series 2021, 0.28% 2023		250	243
County of Dekalb, Housing Auth., Multi Family Housing Rev. Bonds (Columbia Village Project), Series 2021-A, 0.34% 2024 (put 2023)		140	136
G.O. Bonds, Series 2020-A, 5.00% 2023		160	166
G.O. Rev. Ref. Bonds, Series 2016-E, 5.00% 2026		225	250
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2014-A-1, 4.00% 2044		155	157
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045		125	126
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047		350	355
City of Lawrenceville, Housing Auth., Multi Family Housing Rev. Bonds (Hearthside Lawrenceville Project), Series 2022, 2.25% 2025 (put 2024)		1,565	1,537
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-D, (3-month USD-LIBOR x 0.67 + 0.83%) 1.134% 2048 (put 2023)[2]		155	154
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-B, 4.00% 2049 (put 2024)		980	1,004
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-C, 4.00% 2050 (put 2026)		1,500	1,529
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-C, 4.00% 2052 (put 2028)		2,305	2,349
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 2052 (put 2027)		1,000	1,028
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 2031		415	471
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2029		495	558
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2030		430	489
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2029		120	133
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2030		115	127
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2024		1,000	1,039
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2029		870	970
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 2031		785	891
Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Dallas Manor Apartments Project), Series 2021, 0.25% 2024 (put 2023)		120	116
City of Valdosta, Housing Auth., Multi Family Housing Rev. Bonds (TISHCO Rural Rental Housing Portfolio Project), Series 2022, 1.25% 2025 (put 2024)		185	181
County of Walker, Dev. Auth., Multi Family Housing Rev. Bonds (Gateway at Rossville Project), Series 2021-B, 0.46% 2024 (put 2023)		465	448
			17,713

Guam 0.07%
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.25% 2024		450	463

Hawaii 0.50%
Airports System Rev. Bonds, Series 2018-D, 5.00% 2030		1,000	1,138
City and County of Honolulu, G.O. Bonds (Honolulu Rail Transit Project), Series 2020-B, 5.00% 2031		2,020	2,320
			3,458

Idaho 0.17%
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 2031		60	68
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 2032		90	103
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2015-A, 5.00% 2022		1,000	1,007
			1,178

Illinois 5.63%
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2025		475	501
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2023		1,100	1,144
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2014-B, 5.00% 2028		500	518

Private Client Services Funds	9

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2023	USD	560	$569
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2021, 5.00% 2024		65	68
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2023		500	501
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2014, 5.00% 2028		385	397
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023		200	208
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2023		200	208
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 2028		355	393
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2013, 5.00% 2023		200	207
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2025		110	118
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2027		500	555
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2028		400	449
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-1, 4.00% 2030		1,000	1,024
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2025		125	133
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2026		120	130
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2033		500	548
Fin. Auth., Rev. Bonds (Northshore University Heathsystem), Series 2020-A, 5.00% 2033		280	313
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2027		250	268
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-2, 5.00% 2050 (put 2026)		105	114
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2024		310	323
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-B, (SIFMA Municipal Swap Index + 0.70%) 1.14% 2042 (put 2026)[2]		140	140
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2026		600	650
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2028		400	440
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2028		1,000	1,064
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2029		500	531
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 2029		800	898
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 2030		360	408
Fin. Auth., Rev. Bonds (University of Chicago), Series 2021-A, 5.00% 2025		270	292
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 5.00% 2033		365	420
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2026		770	828
Fin. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2020, 0.70% 2040 (put 2023)		215	210
G.O. Bonds, Series 2014, 5.00% 2022		110	110
G.O. Bonds, Series 2020-B, 5.00% 2029		2,090	2,277
G.O. Bonds, Series 2019-A, 5.00% 2029		1,000	1,089
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2021-C, 0.80% 2026		40	37
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Concord Commons), Series 2021, 0.25% 2024 (put 2023)		810	796
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.44% 2050 (put 2025)[2]		2,000	2,019
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Terrance Senior), Series 2022, 2.375% 2025 (put 2024)		770	763
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 2049		1,290	1,323
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 2051		1,640	1,608
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 2025		225	239
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027		1,000	1,072
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2023		620	636
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2024		1,000	1,043
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2017-A, 5.00% 2023		2,000	2,043
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2025		1,180	1,252
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2027		1,250	1,344
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2028		1,110	1,191
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2029		440	494
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2024		500	522
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2025		740	785
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2028		635	707
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2018-A, 5.00% 2025		135	144
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2020-A, 5.00% 2028		1,000	1,103

10	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2005-A, National insured, 5.50% 2023	USD	500	$514
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-A, 5.00% 2026		1,120	1,191
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2008-A, Assured Guaranty Municipal insured, 5.25% 2024		30	30
			38,902

Indiana 1.32%
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2019-C, 5.00% 2022		140	142
Fin. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2012-A, 5.00% 2042 (preref. 2023)		1,165	1,199
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2028		575	645
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 2022		130	132
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-1, 5.00% 2023		275	286
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 2023		85	88
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 2027		335	375
City of Franklin, Econ. Dev. and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 5.00% 2023		30	31
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Subordinate Credit Group), Series 2005-A-1, 4.00% 2023		80	82
Housing and Community Dev. Auth., Collateralized Rev. Bonds (RD Moving Forward Biggs Project), Series 2022, 2.00% 2025 (put 2024)		185	182
Housing and Community Dev. Auth., Collateralized Rev. Bonds (RD Moving Forward Justus Project), Series 2021, 0.33% 2024 (put 2023)		710	691
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2048		1,655	1,696
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 2049		150	152
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 2050		110	108
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 2052		355	348
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2026		340	366
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2027		330	361
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2028		435	483
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2029		265	298
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2030		435	493
City of Kokomo, Multi Family Housing Rev. Bonds (KHA RAD I Apartments), Series 2021-A, 0.56% 2025 (put 2024)		1,030	990
			9,148

Iowa 0.52%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 2047		760	776
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 2049		25	25
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 2049 (put 2026)		2,150	2,270
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 2031		320	353
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 2033		135	148
			3,572

Kansas 0.31%
Johnson County Unified School Dist. No. 512, G.O. Rev. Ref. and Improvement Bonds (Shawnee Mission), Series 2015-A, 5.00% 2031 (preref. 2025)		1,000	1,083
Turnpike Auth., Rev. Ref. Bonds, Series 2020-A, 3.00% 2025		950	963
Unified Government of Wyandotte County, Board of Public Utilities, Utility System Improvement Rev. Bonds, Series 2012-B, 5.00% 2026 (preref. 2022)		110	111
			2,157

Private Client Services Funds	11

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Kentucky 1.03%
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Capital Appreciation Bonds, Series 2000-B, National insured, 0% 2027	USD	1,000	$826
Housing Corp., Multi Family Housing Rev. Bonds (Cambridge Square Project), Series 2021, 0.30% 2024 (put 2024)		365	348
Housing Corp., Multi Family Housing Rev. Bonds (New Hope Properties Portfolio Project), Series 2021, 0.41% 2024 (put 2023)		1,575	1,524
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood II Rural Housing Portfolio), Series 2021, 0.37% 2024 (put 2023)		635	613
County of Owen, Water Facs. Rev. Ref. Bonds (Kentucky - American Water Co. Project), Series 2019, 2.45% 2039 (put 2029)		750	679
Property and Buildings Commission, Commonwealth Rev. Ref. Bonds (Project No. 125), Series 2021-A, 5.00% 2022		170	172
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)		410	416
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-A-1, 4.00% 2049 (put 2025)		1,180	1,197
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-B, 4.00% 2049 (put 2025)		185	189
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 2052 (put 2030)		855	871
Turnpike Auth., Econ. Dev. Road Rev. Ref. Bonds (Revitalization Projects), Series 2022-A, 5.00% 2031		270	311
			7,146

Louisiana 2.27%
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, Assured Guaranty Municipal insured, 5.00% 2022		85	86
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, Assured Guaranty Municipal insured, 5.00% 2026		1,250	1,365
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2041 (put 2028)		1,270	1,107
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2020-A, 5.00% 2026		1,135	1,235
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2017-D-1, 0.60% 2043 (put 2023)		2,000	1,978
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2022-A, (USD-SOFR x 0.50 + 0.50%) 0.689% 2043 (put 2026)[2]		575	573
Grant Anticipation Rev. Bonds, Series 2021, 5.00% 2023		335	348
Housing Corp., Multi Family Housing Rev. Bonds (Arbours at Lafayette Project), Series 2021, 0.35% 2024 (put 2023)		375	363
Housing Corp., Multi Family Housing Rev. Bonds (Hollywood Acres and Hollywood Heights Projects), Series 2019, 0.55% 2023		750	724
Housing Corp., Multi Family Housing Rev. Bonds (Mabry Place Townhomes Project), Series 2021, 0.31% 2024 (put 2023)		215	208
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2027		1,000	1,116
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-A, 2.00% 2030		105	92
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2022		1,500	1,509
Offshore Terminal Auth., Deepwater Port Rev. Bonds (Loop LLC Project), Series 2007-A, 1.65% 2027 (put 2023)		905	893
Public Facs. Auth., Hospital Rev. Ref. Bonds (Lafayette General Health System Project), Series 2016-A, 5.00% 2041 (preref. 2025)		1,000	1,086
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)		2,000	2,003
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-1, 2.125% 2037 (put 2024)		285	277
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 3.00% 2022		115	116
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2023		105	108
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2024		80	85
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2025		145	151
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2026		140	154
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2023		90	92
			15,669

Maine 0.08%
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047		300	305
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2022, 5.00% 2031		195	227
			532

12	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Maryland 1.38%
County of Anne Arundel, G.O. Rev. Ref. Water and Sewer Bonds, Series 2022, 5.00% 2026	USD	885	$970
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-C, 4.00% 2044		190	193
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 3.25% 2050		600	598
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 2051		783	769
G.O. Rev. Ref. Bonds, State and Local Facs. Loan of 2021, Series 2022-D-2, 4.00% 2029		585	635
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048		500	508
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2049		1,355	1,379
County of Prince George, Certs. of Part. (Behavioral Health Fac. and Capital Equipment), Series 2021, 5.00% 2024		165	175
Dept. of Transportation, Consolidated Transportation Bonds, Series 2018-2, 5.00% 2026		1,000	1,104
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020. 5.00% 2033		745	850
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2021, 5.00% 2030		2,000	2,335
			9,516

Massachusetts 0.46%
Dev. Fin. Agcy., Multi Family Housing Rev. Bonds (Salem Heights II Preservation Associates LP Issue), Series 2021-B, 0.25% 2024 (put 2023)		180	175
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2019-T-1, 1.04% 2049 (put 2026)[2,3]		235	235
Dev. Fin. Agcy., Rev. Ref. Bonds (Berkshire Health Systems Issue), Series 2021-I, 5.00% 2024		615	650
Housing Fin. Agcy., Housing Green Bonds, Series 2021-A-2, 0.30% 2023		50	48
Housing Fin. Agcy., Housing Green Bonds, Series 2021-A-2, 0.40% 2024		65	62
Housing Fin. Agcy., Housing Green Bonds, Series 2021-B-2, 0.75% 2025		55	52
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044		85	85
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045		235	238
Massachusetts Bay Transportation Auth., Sales Tax Green Bond Anticipation Notes, Series 2021, 4.00% 2025		455	474
Transportation Fund Rev. Ref. Bonds, Series 2021-A, 5.00% 2029		1,000	1,145
			3,164

Michigan 2.66%
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2032 (preref. 2022)		185	186
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047 (preref. 2022)		2,555	2,604
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-1, 0.25% 2022		40	40
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2027		250	268
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 2026		105	112
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A, 5.00% 2028		1,000	1,083
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 2029		205	224
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-B, 5.00% 2032		500	563
Hospital Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2009-B, 5.00% 2048 (preref. 2022)		615	617
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2022		475	484
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2020, 0.32% 2023 (put 2022)		1,000	991
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2019-A-1, 1.50% 2022		1,195	1,193
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 0.55% 2025		185	175
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047		415	418
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048		240	241
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048		565	575
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049		1,580	1,619
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2049		775	795
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 2050		1,410	1,417
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052		2,125	2,090
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2023		300	307

Private Client Services Funds	13

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Michigan (continued)
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2030	USD	700	$786
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project), Series 1995-CC, 1.45% 2030		1,630	1,358
Trunk Line Fund Bonds, Series 2021-A, 5.00% 2031		230	270
			18,416

Minnesota 1.31%
City of Hopkins, Multi Family Housing Rev. Bonds (Raspberry Ridge Project), Series 2021, 0.26% 2024 (put 2023)		535	526
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038		220	224
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 2046		575	578
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 2047		465	472
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 2048		355	360
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048		275	280
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049		1,490	1,528
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B, 4.25% 2049		700	718
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 3.50% 2050		260	261
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-B, 3.00% 2051		525	517
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 2052		1,185	1,167
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 2052		880	864
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-A, 3.00% 2052		350	343
City of Mahtomedi, Multi Family Housing Rev. Bonds (Lincoln Place / Vadnais Highlands Projects), Series 2021, 0.25% 2023 (put 2022)		300	299
Municipal Gas Agcy., Commodity Supply Rev. Bonds, Series 2022-A, 4.00% 2052 (put 2027)		875	904
			9,041

Mississippi 0.54%
Business Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004, 0.70% 2029 (put 2026)		1,460	1,288
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 2023		850	880
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2026		500	536
Home Corp., Collateralized Multi Family Housing Rev. Bonds (J&A Dev. Portfolio Project I), Series 2021-1, 0.30% 2024 (put 2023)		230	226
Home Corp., Multi Family Housing Rev. Bonds (Southwest Village Apartments Project), Series 2022-2, 1.30% 2025 (put 2024)		215	213
Home Corp., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2048		575	586
			3,729

Missouri 0.85%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-B, 5.00% 2052 (put 2028)		2,360	2,597
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041		1,105	1,115
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 2047		252	249
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 2050		530	533
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 2052		560	551
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 2052		185	184
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038		105	106
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 2031		500	555
			5,890

14	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Montana 0.23%
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	USD	105	$106
Board of Housing, Single Family Mortgage Bonds, Series 2020-C, 3.00% 2050		290	287
Board of Housing, Single Family Mortgage Bonds, Series 2022-A, 3.00% 2052		1,200	1,177
			1,570

Nebraska 0.70%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2032 (preref. 2022)		1,190	1,202
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043		10	10
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044		80	81
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045		225	227
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046		15	15
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048		1,605	1,634
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2048		570	581
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 2050		1,100	1,082
			4,832

Nevada 0.70%
Clark County School Dist., Limited Tax G.O. School Bonds, Series 2015-D, 5.00% 2022		500	502
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2021-A, 5.00% 2033		760	862
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2019-E, 5.00% 2029		770	870
County of Clark, Pollution Control Rev. Ref. Bonds (Nevada Power Co. Projects), Series 2017, 1.65% 2036 (put 2023)		1,355	1,349
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Rev. Ref. Bonds, Series 2017, 2.00% 2023		420	415
Housing Division, Multi Family Housing Rev. Bonds (Southwest Village Apartments), Series 2021, 0.47% 2024 (put 2023)		200	194
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2020-A, 5.00% 2024		595	627
County of Washoe, Gas and Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-B, 3.00% 2036 (put 2022)		10	10
			4,829

New Hampshire 0.18%
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2022		500	503
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2023		600	619
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 2034		97	100
			1,222

New Jersey 0.97%
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2021-QQQ, 5.00% 2029		500	548
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020-A, 1.00% 2023		2,025	1,988
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Browns Woods Apartments Project), Series 2021-A, 1.25% 2024 (put 2023)		395	387
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048		310	321
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 2050		185	193
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2022		1,185	1,188
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2023		500	511
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2029		225	243
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 2028		750	822
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 2028		240	261
Turnpike Auth., Turnpike Rev. Bonds, Series 2014-A, 5.00% 2028		230	241
			6,703

Private Client Services Funds	15

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New Mexico 1.38%
Albuquerque Municipal School Dist. No. 12, G.O. School Bonds, Series 2021-A, 5.00% 2027	USD	400	$447
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 2033		1,130	936
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-D, 1.10% 2040 (put 2023)		500	491
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-E, 1.15% 2040 (put 2024)		2,615	2,507
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-B-1, Class I, 4.00% 2049		720	733
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 2050		125	127
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 2050		2,130	2,186
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-A, Class I, 3.00% 2052		840	827
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-C, Class I, 3.00% 2052		260	256
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2019, 5.00% 2039 (put 2025)		960	1,013
			9,523

New York 8.06%
Build NYC Resource Corp., Rev. Ref. Bonds (Ethical Culture Fieldston School Project), Series 2015, 5.00% 2024		395	413
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2028		1,000	1,122
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 2030		2,000	2,289
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2030		1,500	1,652
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 2030		605	692
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A-2, 5.00% 2031		165	189
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 2032		565	656
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-H, 2.75% 2022		480	482
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-P, 1.55% 2023		610	602
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 0.85% 2024		345	331
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-2, 0.75% 2025		4,500	4,158
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-M-2, 0.75% 2025		275	256
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-D-2, 0.65% 2056 (put 2025)		690	633
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-I-2, 0.70% 2056 (put 2025)		380	349
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.10% 2061 (put 2027)		1,900	1,721
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 1.70% 2030		410	335
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 1.90% 2031		195	158
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 1.068% 2033 (put 2023)[2]		1,000	995
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 1.068% 2033 (put 2023)[2]		840	836
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2023		375	389
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-C, 5.00% 2032 (preref. 2022)		1,000	1,018
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 0.89% 2044 (put 2022)[2]		750	750
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 2045 (put 2030)		2,180	2,375
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-C, 5.00% 2047 (preref. 2022)		1,100	1,120
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-B, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.55%) 0.737% 2032 (put 2024)[2]		880	880
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-A-2, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.80%) 0.987% 2032 (put 2026)[2]		315	313
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2023		305	316
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2027		535	579
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044		865	870
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 2045		1,455	1,434
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047		840	845
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047		670	687
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 2051		205	203
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 2052		435	436
New York City G.O. Bonds, Series 2020-C-1, 5.00% 2028		1,000	1,121
New York City G.O. Bonds, Series 2018-A, 5.00% 2028		565	625
New York City G.O. Bonds, Series 2020-C-1, 5.00% 2030		2,350	2,682
New York City G.O. Bonds, Series 2018-E-1, 5.00% 2031		1,635	1,807
New York City G.O. Bonds, Series 2022-C, 5.00% 2031		1,000	1,151
New York City G.O. Bonds, Series 2020-C-1, 5.00% 2032		1,750	1,986

16	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
New York City G.O. Bonds, Series 2021-A-1, 5.00% 2032	USD	1,435	$1,649
New York City G.O. Bonds, Series 2008-L-5, 5.00% 2032		100	115
New York City G.O. Bonds, Series 2021-A-1, 5.00% 2033		95	109
New York City G.O. Bonds, Series 2015-F-4, 5.00% 2044 (put 2025)		290	311
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 5.00% 2024		375	392
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048		320	310
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2017-C-3-A, 0.20% 2022		160	160
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 2060 (put 2025)		325	301
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-2, 0.70% 2060 (put 2025)		700	651
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-2, 0.60% 2061 (put 2025)		835	770
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-DD, 5.00% 2026		75	82
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-DD, 5.00% 2029		465	531
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2022-EE, 5.00% 2030		580	669
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-A-1, 5.00% 2022		35	35
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 5.00% 2023		65	67
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-F-1, 5.00% 2024		1,025	1,089
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-1, 5.00% 2025		105	114
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A-1, 5.00% 2030		355	408
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 5.00% 2031		760	870
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A-1, 5.00% 2031		195	226
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A-1, 5.00% 2032		910	1,048
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 5.00% 2032		110	125
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-D-1, 5.00% 2033		180	206
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-B-1, 5.00% 2034		795	903
Town of Oyster Bay, Public Improvement Rev. Ref. Bonds, Series 2021, 4.00% 2023		140	142
Public Housing Capital Fund Rev. Trust I, Trust Certs., Series 2012, 4.50% 2022[3]		20	20
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 3.125% 2025		225	226
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2030		155	175
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2028		295	331
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2032		1,000	1,135
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2033		1,275	1,439
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2025		130	136
County of Westchester, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Marble Hall - Tuckahoe Limited Partnership Project), Series 2021, 0.28% 2024 (put 2023)		1,550	1,516
			55,717

North Carolina 1.75%
City of Burlington, Housing Auth., Multi Family Housing Rev. Bonds (Thetford Portfolio), Series 2021, 0.30% 2024 (put 2022)		1,130	1,115
City of Durham, Housing Auth., Multi Family Housing Rev. Bonds (JJ Henderson Apartments Project), Series 2020, 0.30% 2024 (put 2023)		80	78
City of Goldsboro, Multi Family Housing Rev. Bonds (Grand at Day Point), Series 2021, 0.28% 2024 (put 2023)		1,725	1,682
Hospital Auth., Health Care Rev. Bonds (Charlotte-Mecklenburg Hospital), Series 2021-D, 5.00% 2049 (put 2031)		1,170	1,325
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 2047		790	810
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047		860	874
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 2050		705	720
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Winds Crest Senior Living, LP), Series 2021, 0.36% 2024 (put 2023)		405	397
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2022		1,705	1,705
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 0.705% 2041 (put 2022)[2]		1,480	1,477

Private Client Services Funds	17

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
North Carolina (continued)
University of North Carolina at Charlotte, General Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	USD	1,000	$1,040
County of Wake, Limited Obligation Bonds, Series 2021, 5.00% 2023		675	692
City of Winston-Salem, Water and Sewer System Rev. Ref. Bonds, Series 2020-A, 5.00% 2026		140	154
			12,069

North Dakota 0.57%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2021-A, 0.48% 2024		800	762
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 5.00% 2030		280	311
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046		850	855
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036		170	172
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 2048		270	275
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 2048		205	209
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 2049		155	159
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 2052		750	734
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 2052		440	433
			3,910

Ohio 2.35%
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-B, 1.375% 2026 (put 2024)		200	189
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-C, 1.50% 2026 (put 2025)		50	46
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 5.00% 2028		680	743
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 5.00% 2030		350	388
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 5.00% 2030		400	449
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-A, 5.00% 2022		810	817
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-A, 5.00% 2027		570	628
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-B, 5.00% 2047 (put 2022)		575	575
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2029		180	205
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2030		115	133
City of Dayton, Metropolitan Housing Auth., Multi Family Housing Rev. Bonds (Southern Montgomery Apartments Project), Series 2021-A, 0.32% 2024 (put 2023)		200	193
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2014, 5.00% 2025		400	417
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 2024		40	41
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2030		280	320
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Chevybrook Estates Apartments Project), Series 2021, 0.35% 2024 (put 2023)		200	196
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Franklin Manor North Project), Series 2021, 0.25% 2024 (put 2023)		440	425
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Glen Meadows Apartments Project), Series 2021-A, 0.40% 2024 (put 2023)		305	294
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Marianna Terrace Apartments), Series 2022-A, 1.30% 2025 (put 2024)		1,017	992
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Pinzone Tower Apartments Project), Series 2021, 0.28% 2023 (put 2022)		655	646
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 2048		280	285
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 2049		560	578
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 2050		585	593
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-C, 3.25% 2051		860	854
Major New State Infrastructure Project Rev. Bonds, Series 2019-1, 5.00% 2028		700	797
Major New State Infrastructure Project Rev. Bonds, Series 2019-1, 5.00% 2029		300	346
Miami University, General Receipts and Rev. Ref. Bonds, Series 2022-A, 5.00% 2031		335	389
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 2030		75	85
North East Ohio Regional Sewer Dist., Wastewater Improvement Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2044 (preref. 2024)		1,000	1,065

18	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Ohio (continued)
Public Facs. Commission, Higher Education G.O. Bonds, Series 2015-C, 5.00% 2028	USD	1,000	$1,069
Rev. Bonds (Premier Health Partners Obligated Group), Series 2020, 5.00% 2033		85	94
Turnpike and Infrastructure Commission, Rev. Bonds, Series 2013-A-1, 5.00% 2025		115	118
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2022-A, 5.00% 2029		1,085	1,203
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2022-A, 5.00% 2030		325	364
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2022-A, 5.00% 2031		485	548
Water Dev. Auth., Water Dev. Rev. Bonds, Series 2013-A, 5.00% 2023		155	160
			16,245

Oklahoma 0.11%
Capital Improvement Auth., State Highways Capital Improvement Rev. Ref. Bonds (Oklahoma Dept. of Transportation Project), Series 2020-A, 5.00% 2023		595	615
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 2032		120	136
			751

Oregon 1.17%
Dept. of Administrative Services, State Lottery Rev. Bonds, Series 2015-A, 5.00% 2026		330	353
County of Deschutes, Deschutes Public Library Dist., G.O. Bonds, Series 2021, 4.00% 2029		225	243
County of Deschutes, Deschutes Public Library Dist., G.O. Bonds, Series 2021, 4.00% 2030		265	287
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2031		600	638
G.O. Bonds (Veteran’s Welfare Bonds Series 99B), Series 2020, 3.50% 2050		270	271
G.O. Bonds (Veteran’s Welfare Bonds Series 108), Series 2021-O, 3.00% 2051		2,095	2,044
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Anna Mann Apartments Project), Series 2021-AA, 0.75% 2041 (put 2024)		1,400	1,324
Housing and Community Services Dept., Housing Dev. Rev. Bonds (The Susan Emmons Apartments Project), Series 2021-S-2, 0.38% 2024 (put 2023)		460	442
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Westwind Apartments Project), Series 2021-H, 0.25% 2024 (put 2023)		175	172
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 2047		595	604
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 2047		385	391
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 2049		135	138
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2020-C, 3.00% 2052		1,210	1,194
			8,101

Pennsylvania 2.18%
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2020-A, 5.00% 2026		500	546
County of Berks, G.O. Bonds, Series 2015, 4.00% 2027 (preref. 2023)		35	36
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 0.53% 2030 (put 2025)[2]		195	193
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 0.53% 2031 (put 2025)[2]		265	262
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 0.53% 2032 (put 2025)[2]		205	203
Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 2032 (preref. 2023)		150	156
Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 2034 (preref. 2023)		130	136
Fncg. Auth., Rev. Bonds, Series 2013-A-2, 5.00% 2027 (preref. 2022)		500	502
Fncg. Auth., Rev. Bonds, Series 2013-A-2, 5.00% 2042 (preref. 2022)		580	582
General Auth. of Southcentral Pennsylvania, Rev. Bonds (Wellspan Health Obligated Group), Series 2019-B, (SIFMA Municipal Swap Index + 0.60%) 1.04% 2049 (put 2024)[2]		455	453
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046		870	883
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-133, 3.00% 2050		965	954
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 3.00% 2051		975	950
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 2051		220	217

Private Client Services Funds	19

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Pennsylvania (continued)
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-138-A, 3.00% 2052	USD	2,340	$2,276
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Harrison Senior Tower), Series 2021, 0.25% 2024 (put 2023)		1,030	1,002
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (School of Nursing), Series 2021, 0.27% 2024 (put 2023)		330	320
County of Lehigh, General Purpose Auth., Rev. Bonds (The Good Shepherd Group), Series 2021-A, 4.00% 2023		95	97
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 2035		110	111
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 2026		400	421
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights Ltd.), Series 2019, 4.00% 2023		125	128
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 1.358% 2048 (put 2022)[2]		175	175
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Rev. Bonds (Temple University Health System Obligated Group), Series 2022, Assured Guaranty Municipal insured, 5.00% 2035		155	172
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 5.00% 2022		1,050	1,062
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2025		415	444
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 2030		260	295
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 2031		125	143
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2016-F, 5.00% 2023		1,500	1,552
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 5.00% 2029		220	250
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 5.00% 2030		165	190
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 5.00% 2031		295	340
			15,051

Puerto Rico 0.02%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 2030		40	45
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 2031		65	73
			118

Rhode Island 0.31%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2023		500	516
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 75-A, 3.00% 2051		1,525	1,500
Housing and Mortgage Fin. Corp., Multi Family Dev. Bonds, Series 2021-A-1, 0.45% 2040 (put 2023)		160	155
			2,171

South Carolina 1.53%
City of Columbia, Housing Auth., Multi Family Housing Rev. Bonds (Haven at Congaree Pointe), Series 2022, 2.25% 2043 (put 2025)		1,884	1,841
City of Columbia, Housing Auth., Multi Family Housing Rev. Bonds (Palmetto Terrace Apartments Project), Series 2021, 0.31% 2024 (put 2023)		460	448
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2019-A, 5.00% 2028		100	113
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 2047		310	315
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 2047		85	86
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 2050		720	736
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052		640	629
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2022-A, 4.00% 2052		710	728
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036		435	442
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (Villages at Congaree Pointe Project), Series 2021-B, 1.25% 2025 (put 2024)		415	403
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2022		600	610
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2024		500	529
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)		180	183
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 2029		520	588
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2022		350	357
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2023		125	130

20	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
South Carolina (continued)
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2028 (preref. 2022)	USD	510	$512
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2028 (preref. 2022)		490	491
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2028		100	106
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 5.00% 2029		180	204
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 5.00% 2031		455	522
City of Spartanburg, Housing Auth., Multi Family Housing Rev. Bonds (Connecticut Village Apartments), Series 2022, 1.05% 2025 (put 2023)		100	98
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 2030		310	347
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 2032		130	147
			10,565

South Dakota 1.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044		420	426
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046		705	709
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-B, 4.00% 2047		1,025	1,042
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048		1,295	1,337
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 2049		280	285
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 2051		2,195	2,160
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-C, 3.50% 2051		935	939
			6,898

Tennessee 0.81%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042		420	427
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2-B, 4.00% 2042		410	417
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 2046		390	397
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2020-3-A, 3.50% 2050		105	105
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 3.75% 2050		420	426
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 2050		750	769
County of Knox, Health, Educational and Housing Fac. Board, Multi Family Housing Rev. Bonds (Farragut Pointe Apartments Project), Series 2021, 0.65% 2026 (put 2024)		845	797
City of Knoxville Community Dev. Corp., Collateralized Multi Family Housing Rev. Bonds (Austin 1B Apartments Project), Series 2021, 0.22% 2024 (put 2023)		155	149
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Rev. Bonds (Vanderbilt University Medical Center), Series 2021-A, 5.00% 2031		415	466
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 2052 (put 2031)		1,500	1,632
			5,585

Texas 12.44%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Apartments of Las Palmas I LLC), Series 2021, 0.25% 2024 (put 2022)		65	64
Alvarado Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2023		795	814
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2025		600	642
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2027		225	250
Angleton Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2025		620	662
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2023		885	922
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2024		400	425
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2026		400	436
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2028		595	668
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2029		235	267
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 2026		1,900	2,078
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 2027		1,000	1,109
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 2029		510	579
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 2030		485	557

Private Client Services Funds	21

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2028	USD	650	$730
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2026		450	494
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2027		460	484
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2027		250	276
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2028		475	500
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2029		395	415
Arlington Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2026		325	354
City of Arlington, Permanent Improvement Bonds, Series 2021-A, 5.00% 2030		140	162
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Bridge at Turtle Creek Apartments), Series 2020, 0.42% 2040 (put 2023)		1,000	978
Austin Community College Dist., Maintenance Tax Notes, Series 2021, 5.00% 2030		160	185
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030		740	799
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 5.00% 2030		110	128
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 5.00% 2031		335	392
Beaumont Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2026		1,500	1,636
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2031		480	532
Cameron County Housing Fin. Corp., Multi Family Housing Rev. Bonds (Sunland Country Apartments), Series 2021, 0.28% 2024 (put 2023)		205	199
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 0.41% 2041 (put 2024)		920	881
Carroll Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2026		970	1,058
Carrollton-Farmers Branch Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2023		230	236
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 2030		320	354
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 2032		520	579
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 0.28% 2038 (put 2024)		205	190
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2028		1,100	1,220
Clifton Higher Education Fin. Corp., Education Rev. and Ref. Bonds (Idea Public Schools), Series 2017, 5.00% 2027		1,360	1,498
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 2023		25	26
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 2024		30	32
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 2025		500	536
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 2025		30	32
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 2026		1,000	1,086
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 2026		25	27
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 2027		30	33
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 2028		15	17
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 2029		230	259
Corpus Christi Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2027		675	756
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 2027		490	543
Crowley Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2025		1,000	1,078
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2028		310	350
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2029		400	457
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2031		260	296
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 4.00% 2039		1,000	1,001
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Estates at Shiloh), Series 2019, 1.25% 2037 (put 2023)		430	425
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Midpark Towers), Series 2021, 0.35% 2024 (put 2023)		675	666
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 2023		120	124
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2022		155	156
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2028		2,000	2,191
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2027		600	671
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026		500	530
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 4.00% 2032		185	200
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 2051 (put 2026)		515	467
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020-B, 0.875% 2050 (put 2023)		340	320

22	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
G.O. Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 2028	USD	175	$182
City of Galveston Public Fac. Corp., Multi Family Housing Rev. Bonds (The Orleanders at Broadway), Series 2021, 0.47% 2025 (put 2024)		510	481
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 2028		80	89
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 2031		150	173
City of Garland, Tax and Rev. Certs. of Obligation, Series 2021, 5.00% 2024		135	141
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B, 0.60% 2035 (put 2026)		340	309
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 0.15% 2049 (put 2022)		555	551
Harlandale Independent School Dist., Maintenance Tax Notes, Series 2021, BAM insured, 2.00% 2040 (put 2024)		185	185
Harlandale Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 0.75% 2045 (put 2025)		330	310
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2020, 5.00% 2022		1,000	1,003
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-C-2, (SIFMA Municipal Swap Index + 0.57%) 1.01% 2049 (put 2024)[2]		1,000	1,003
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-B, 5.00% 2041 (put 2024)		1,000	1,056
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Health System), Series 2013-B, (SIFMA Municipal Swap Index + 0.90%) 1.34% 2022[2]		250	250
Harris County Cultural Education Facs. Fin. Corp., Medical Facs. Mortgage Rev. Ref. Bonds (Baylor College of Medicine), Series 2019-A, (3-month USD-LIBOR x 0.70 + 0.65%) 0.968% 2046 (put 2024)[2]		535	535
Harris County Cultural Education Facs. Fin. Corp., Rev. Bonds (Texas Medical Center), Series 2020-A, 0.90% 2050 (put 2025)		455	444
Harris County Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 0.05% 2031[2]		125	125
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Corona Del Valle), Series 2021, 0.37% 2025 (put 2023)		185	179
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Oso Bay Apartments), Series 2021, 0.27% 2024 (put 2022)		345	343
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Palladium Simpson Stuart Apartments), Series 2021, 0.35% 2025 (put 2024)		630	603
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (The Park at Kirkstall), Series 2021, 0.65% 2025 (put 2024)		870	821
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2019-A, 4.75% 2049		1,090	1,127
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052		2,275	2,236
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2050		1,200	1,227
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 2051		350	351
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052		850	833
Housing Options, Inc., Multi Family Housing Rev. Bonds (Brooks Manor - The Oaks Project), Series 2021, 0.50% 2041 (put 2025)		255	237
City of Houston Housing Fin. Corp., Multi Family Housing Rev. Bonds (Temenos Place Apartments), Series 2021, 0.29% 2024 (put 2023)		325	315
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2027		500	548
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 2027		550	614
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2028		225	238
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2030		25	27
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2031		10	11
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2027		1,050	1,151
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2028		250	276
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 5.00% 2031		115	130
Kilgore Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2026		205	223
Longview Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2023		575	589
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2022, Assured Guaranty Municipal insured, 5.00% 2032		380	438
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 2022		460	461
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2024		255	267

Private Client Services Funds	23

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 2026	USD	1,000	$1,086
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 2027		1,750	1,933
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2021-A, 5.00% 2031		570	654
Lumberton Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2029		245	279
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 0.82% 2051 (put 2026)		325	296
Midland County Public Fac. Corp., Multi Family Housing Rev. Bonds (Palladium at West Francis), Series 2020, 0.35% 2024 (put 2023)		1,000	970
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 2026		415	445
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2022		660	670
Nederland Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2031		195	224
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2028		235	248
North Central Texas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Bluebonnet Ridge Apartments), Series 2021, 0.375% 2040 (put 2024)		220	207
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 2.375% 2047 (put 2022)		500	501
North East Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019-A, 4.00% 2032		215	228
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 5.00% 2031		435	506
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2034		950	1,035
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 5.00% 2022		170	172
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2026		500	520
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030		300	316
North Texas Tollway Auth., System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-D, Assured Guaranty insured, 0% 2030		500	384
Northside Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2027		850	949
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2030		175	202
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2031		105	121
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2013, 5.00% 2038 (preref. 2023)		700	718
Odessa Housing Fin. Corp., Multi Family Housing Rev. Bonds (Cove in Odessa Apartments), Series 2021, 0.37% 2024 (put 2023)		755	730
Pasadena Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2029		260	296
Pasadena Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2013, 5.00% 2038		1,000	1,021
Plano Public Fac. Corp., Multi Family Housing Rev. Bonds (K Avenue Lofts), Series 2021, 0.65% 2041 (put 2024)		1,000	1,000
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 2.00% 2050 (put 2023)		415	413
Round Rock Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2022		600	605
City of San Antonio Housing Trust Fin. Corp., Multi Family Housing Rev. Bonds (The Arbors at West Avenue Apartments), Series 2022, 1.45% 2026 (put 2025)		370	356
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2013, 5.00% 2048 (preref. 2023)		475	486
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2023		295	301
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2027		180	198
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2028		1,000	1,091
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2028		115	128
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2029		125	141
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018, 2.75% 2048 (put 2022)		250	251
City of San Antonio, Water System Rev. Ref. Bonds, Series 2019-C, 5.00% 2022		185	185
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2031		465	525
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Christus Health), Series 2018-A, 5.00% 2023		850	878
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-E, 5.00% 2022		1,425	1,427
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2023		270	277
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2024		90	94
Transportation Commission, Highway Improvement G.O. Bonds, Series 2016-A, 5.00% 2028		200	217
Travis County Strategic Housing Fin. Corp., Multi Family Housing Rev. Bonds (Yager Flats), Series 2021, 0.46% 2041 (put 2025)		3,000	2,709
Trinity River Public Fac. Corp., Multi Family Housing Rev. Bonds (Cowan Place Apartments), Series 2021, 0.28% 2024 (put 2023)		500	482
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2025		240	257

24	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2026	USD	760	$826
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2029		990	1,115
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2021, 5.00% 2032		1,040	1,212
			85,999

Utah 1.11%
Board of Higher Education, General Rev. Green Bonds (University of Utah), Series 2022-A, 5.00% 2033		1,750	2,023
Canyons School Dist., Board of Education, G.O. Bonds (Utah School Bond Guaranty Program), Series 2021-A, 5.00% 2027		80	90
Canyons School Dist., Local Building Auth., Lease Rev. Bonds, Series 2021, 5.00% 2029		1,000	1,148
Housing Corp., Multi Family Housing Rev. Bonds (Fellowship Manor Apartments), Series 2022, 2.00% 2024 (put 2023)		2,000	1,984
Housing Corp., Multi Family Housing Rev. Bonds (Three Link Towers Apartments), Series 2022, 2.00% 2024 (put 2023)		584	579
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045		135	137
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 2025		450	480
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 2026		620	672
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 4.00% 2022		335	338
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, 5.25% 2023		80	83
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2026		95	103
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2030		25	29
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2031		20	23
			7,689

Vermont 0.06%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 2048		220	224
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2020-A, 3.75% 2050		160	162
			386

Virginia 1.58%
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 2031		600	674
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 2032		215	241
County of Charles City, Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 2.875% 2029		1,000	959
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2021, 5.00% 2029		375	405
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2021, 5.00% 2030		375	406
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Arrowbrook Apartments Project), Series 2020, 0.41% 2041 (put 2024)		1,000	958
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2031		400	422
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury Richmond), Series 2018, 5.00% 2023		575	593
City of Hopewell, Redev. And Housing Auth., Multi Family Housing Rev. Bonds (Hopewell Heights Apartments), Series 2021-A, 0.49% 2024 (put 2023)		1,100	1,061
County of Loudoun, Econ. Dev. Auth., Multi Family Housing Rev. Bonds (The View at Broadlands Project), Series 2022, 2.00% 2025 (put 2024)		1,875	1,851
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-A, 1.90% 2035 (put 2023)		1,000	993
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 5.00% 2033		660	745
City of Norfolk, G.O. Capital Improvement Bonds, Series 2019, 5.00% 2044 (preref. 2028)		780	886
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 2023		45	45
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (Lifespire of Virginia), Series 2021, 3.00% 2024		15	15

Private Client Services Funds	25

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Virginia (continued)
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (Lifespire of Virginia), Series 2021, 4.00% 2031	USD	375	$366
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2029		140	153
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2030		170	185
			10,958

Washington 2.66%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 2029		510	589
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2020-A, 5.00% 2032		195	225
City of Everett, Housing Auth., Multi Family Housing Rev. Bonds (Baker Heights Legacy), Series 2021, 0.30% 2024 (put 2023)		285	275
G.O. Bonds, Series 2017-D, 5.00% 2028		1,000	1,107
G.O. Bonds, Series 2019-C, 5.00% 2031		1,000	1,137
G.O. Bonds, Series 2019-A, 5.00% 2033		500	561
G.O. Rev. Ref. Bonds, Series 2017-R-A, 5.00% 2022		340	343
G.O. Rev. Ref. Bonds, Series 2022-D, 5.00% 2025		2,000	2,153
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 2024		275	287
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2021-B, 4.00% 2042 (put 2030)		1,000	1,052
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Garten Haus Apartments Project), Series 2021, 0.37% 2024 (put 2023)		170	165
Housing Fin. Commission, Multi Family Housing Rev. Bonds (HopeSource III Portfolio Projects), Series 2022, 1.25% 2025 (put 2024)		1,150	1,126
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 2035		972	888
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2023[3]		1,095	1,112
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047		390	397
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 2049		265	270
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 2051		695	681
Motor Vehicle Fuel Tax G.O. Bonds, Series 2021-D, 5.00% 2022		2,375	2,382
Motor Vehicle Fuel Tax G.O. Rev. Ref. Bonds, Series R-2022-B, 5.00% 2031		1,000	1,168
City of Seattle, Housing Auth., Rev. and Rev. Ref. Bonds (Northgate Plaza Project), Series 2021, 1.00% 2026		460	429
City of Seattle, Housing Auth., Rev. Bonds (Lam Bow Apartments Project), Series 2021, 1.25% 2024		55	53
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2021-B, (SIFMA Municipal Swap Index + 0.25%) 0.69% 2045 (put 2026)[2]		765	758
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 0.93% 2046 (put 2023)[2]		825	826
City of Seattle, Solid Waste System Rev. Ref. Bonds, Series 2021, 5.00% 2029		170	195
City of Seattle, Solid Waste System Rev. Ref. Bonds, Series 2021, 5.00% 2030		175	203
			18,382

West Virginia 0.37%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2009-B, 2.625% 2042 (put 2022)		750	750
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Appalachian Power Co. - Amos Project), Series 2015-A, 2.55% 2040 (put 2024)		500	498
G.O. State Road Bonds, Series 2021-A, 5.00% 2025		65	71
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Charles Towers), Series 2021, 0.21% 2023 (put 2022)		235	234
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Parkland Place / Chapmanville Towers), Series 2021, 0.28% 2024 (put 2023)		1,000	978
			2,531

Wisconsin 2.24%
Environmental Improvement Fund Rev. Green Bonds, Series 2021-A, 5.00% 2028		705	799
Environmental Improvement Fund Rev. Green Bonds, Series 2021-A, 4.00% 2031		1,000	1,086
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)		2,000	2,058
G.O. Rev. Ref. Bonds, Series 2017-2, 5.00% 2027		100	111
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 2038 (put 2023)		1,300	1,324

26	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Wisconsin (continued)
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 0.99% 2054 (put 2023)[2]	USD	1,130	$1,126
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2020, 5.00% 2026[3]		1,910	2,039
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048		795	808
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 2048		625	635
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 2050		1,085	1,089
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 2052		400	394
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-C, 3.00% 2052		200	196
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.40% 2045 (put 2023)		95	91
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.50% 2050 (put 2024)		120	110
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2022		300	301
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 2026		20	21
Public Fin. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2021-C, 4.00% 2041 (put 2030)		1,680	1,702
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2030		315	347
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2021-B, 5.00% 2030		630	718
WPPI Energy, Power Supply System Rev. Bonds, Series 2016-A, 5.00% 2026		500	545
			15,500

Wyoming 0.47%
Community Dev. Auth., Housing Rev. Bonds, Series 2019-1, 4.00% 2048		680	693
Community Dev. Auth., Housing Rev. Bonds, Series 2021-1, 3.00% 2050		1,490	1,464
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 2050		1,050	1,072
			3,229

Total bonds, notes & other debt instruments (cost: $625,919,000)			594,883

Short-term securities 13.57%
Municipals 13.57%
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 0.31% 2048[2]		2,500	2,500
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 0.31% 2052[2]		1,500	1,500
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-B, 0.30% 2035[2]		900	900
State of California, Irvine Ranch Water Dist. Nos. 105, 140, 240 and 250, Consolidated G.O. Bonds, Series 1993, 0.27% 2033[2]		1,200	1,200
State of California, Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2020, 0% 2023		135	130
State of California, City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2001-B-3, 0.27% 2034[2]		800	800
State of California, City of Los Angeles, Dept. of Water and Power, Rev. Bonds, Series 2021-1, 0.26% 2051[2]		1,500	1,500
State of California, Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 2005, 0.30% 2025[2]		1,500	1,500
State of California, Pollution Control Fncg. Auth., Environmental Impact Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 1997-B, 0.27% 2042[2]		1,900	1,900
State of California, Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2007-B-1, 0.26% 2032[2]		3,300	3,300
State of Idaho, Tax Anticipation Notes, Series 2021, 3.00% 6/30/2022		5,000	5,015
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 0.32% 2044[2]		7,450	7,450
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 0.48% 2039[2]		5,000	5,000
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-E, 0.31% 2041[2]		9,915	9,915
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2009-A, 0.45% 2049[2]		5,000	5,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2010, 0.39% 2050[2]		500	500
State of Massachusetts, Housing Fin. Agcy., Single Family Housing Notes, Series 2021, 0.25% 12/1/2022		205	202

Private Client Services Funds	27

Capital Group Core Municipal Fund

Short-term securities (continued)	Principal amount (000)		Value (000)
Municipals (continued)
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 0.31% 2042[2]	USD	4,700	$4,700
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 0.30% 2042[2]		6,435	6,435
State of Nevada, Housing Division, Single Family Mortgage Rev. Bonds, Series 2021-D, 0.25% 12/1/2022		275	273
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 0.31% 2041[2]		5,000	5,000
State of New York, New York City G.O. Bonds, Series 2013-F-3, 0.33% 2042[2]		3,165	3,165
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-FF-1, 0.33% 2044[2]		2,000	2,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-EE-1, 0.36% 2045[2]		1,500	1,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2016-AA-1, 0.33% 2048[2]		2,170	2,170
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-4, 0.33% 2041[2]		2,905	2,905
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-B-4, 0.33% 2042[2]		1,500	1,500
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2019-F, 0.36% 2052[2]		4,900	4,900
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 0.36% 2048[2]		5,000	5,000
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 0.36% 2033[2]		1,955	1,955
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2021-3-B, 0.25% 7/1/2022		955	955
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 0.36% 2034[2]		405	405
State of Texas, Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2022		20	20
State of Texas, Deer Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 0.16% 2042 (put 2022)[4]		135	134
State of Texas, North East Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 0.25% 2032 (put 2022)[4]		130	130
State of Utah, Provo City School Dist., G.O. Rev. Ref. Bonds, Series 2021-B, 5.00% 6/15/2022		1,000	1,004
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 0.32% 2044[2]		1,300	1,300

Total short-term securities (cost: $93,783,000)			93,763
Total investment securities 99.66% (cost: $719,702,000)			688,646
Other assets less liabilities 0.34%			2,355

Net assets 100.00%			$691,001

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation at 4/30/2022 (000)
2 Year U.S. Treasury Note Futures	Short	200	June 2022	USD(42,162)	$310
5 Year U.S. Treasury Note Futures	Short	40	June 2022	(4,507)	30
					$340

[1]	Step bond; coupon rate may change at a later date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,406,000, which represented .49% of the net assets of the fund.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.

28	Private Client Services Funds

Capital Group Core Municipal Fund

Key to abbreviations

Agcy. = Agency

Assn. = Association

Auth. = Authority

Certs. = Certificates

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of credit

Part. = Participation

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Private Client Services Funds	29

Capital Group Short-Term Municipal Fund

Investment portfolio April 30, 2022	unaudited

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 84.91%	Principal amount (000)		Value (000)
Alabama 3.23%
City of Alabaster, Board of Education, Special Tax School Warrants, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2028 (preref. 2024)	USD	500	$528
City of Birmingham, Water Works Board, Water Rev. Bonds, Series 2013-B, 5.00% 2038 (preref. 2023)		500	510
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 4.00% 2053 (put 2027)		500	509
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 2052 (put 2026)		1,000	1,017
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 2052 (put 2026)		175	178
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 2049 (put 2026)		455	463
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2023 (preref. 2022)		35	35
City of Homewood, G.O. Warrants, Series 2016, 5.00% 2033 (preref. 2026)		10	11
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Capstone at Kinsey Cove Project), Series 2020-A, 0.35% 2023 (put 2023)		110	108
South East Gas Supply Dist., Gas Supply Rev. Bonds (Project No. 2), Series 2018-A, 4.00% 2049 (put 2024)		490	497
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 2051 (put 2031)		145	147
			4,003

Alaska 0.21%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2020-A, 3.25% 2044		260	259

Arizona 1.47%
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2026		300	327
Coconino County Pollution Control Corp., Pollution Control Rev. Ref. Bonds, Series 2017-B, 1.65% 2039 (put 2023)		500	498
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 5.00% 2026		190	206
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2023		750	779
City of Phoenix Civic Improvement Corp., Water System Rev. Ref. Bonds, Series 2014-B, 5.00% 2024		15	16
			1,826

California 5.85%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-C, (SIFMA Municipal Swap Index + 0.45%) 0.89% 2056 (put 2026)[1]		65	64
Trustees of the California State University, Systemwide Rev. Bonds, Series 2017-A, 5.00% 2026		120	132
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-A, 5.00% 2027		115	126
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 2049 (put 2026)		100	88
Eastern Municipal Water Dist., Water and Wastewater Rev. Ref. Bonds, Series 2021-A, 3.00% 2024		45	46
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 2.00% 2023		30	30
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 2.00% 2024		15	15
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2023		420	436

30	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2027	USD	945	$1,056
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2027		600	673
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2040 (preref. 2025)		35	38
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Health Care), Series 2021-A, 3.00% 2054 (put 2025)		475	475
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Los Angeles County Museum of Art Project), Series 2021-B, 1.14% 2050 (put 2026)[1]		100	100
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 5.00% 2022		115	116
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-A, 5.00% 2026		220	241
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-B, 4.00% 2026		195	206
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2018-B, 5.00% 2027		195	217
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Walnut Apartments), Series 2021-A, 0.45% 2024 (put 2023)		75	72
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2025		180	194
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2026		565	622
City and County of San Francisco, G.O. Rev. Ref. Bonds, Series 2020-R-2, 5.00% 2023		135	139
City and County of San Francisco, G.O. Rev. Ref. Bonds, Series 2020-R-2, 5.00% 2024		310	327
City of San Jose, Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-B, 5.00% 2026		90	99
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2020-1, 5.00% 2023		400	413
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2023		20	21
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2024		5	5
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Series 2017-A, 5.00% 2023		160	165
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Villa Del Sol Apartments), Series 2021-A-2, 0.39% 2023 (put 2023)		80	78
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Washington Court Apartments), Series 2021-E, 0.22% 2023 (put 2022)		35	35
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2028		250	272
City of Tustin, Community Facs. Dist. No. 2014-1 (Tustin Legacy / Standard Pacific), Special Tax Bonds, Series 2015-A, 5.00% 2027		200	212
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 2026		25	27
Val Verde Unified School Dist., G.O. Bonds, 2012 Election, Series 2013-A, BAM insured, 5.00% 2042		500	518
			7,258

Colorado 1.15%
Certs. of Part., Series 2021-A, 5.00% 2025		345	374
Board of Governors of the Colorado State University System, System Enterprise Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2041 (preref. 2027)		30	33
E-470 Public Highway Auth., Rev. Bonds, Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 0.537% 2039 (put 2024)[1]		40	39
Health Facs. Auth., Rev. Bonds (Sanford Health), Series 2019-A, 5.00% 2022		325	330
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-E, Class I, 3.00% 2051		205	202
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 2051		205	204
Regents of the University of Colorado, University Enterprise Rev. and Rev. Ref. Bonds, Series 2019-C, 2.00% 2054 (put 2024)		245	240
			1,422

Connecticut 2.21%
Town of East Hartford, Housing Auth., Multi Family Housing Rev. Bonds (Veterans Terrace Project), Series 2021, 0.25% 2023 (put 2022)		45	45
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2017-I-1, 5.00% 2022		500	503
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2003-X-2, 0.25% 2037 (put 2024)		265	253
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 2048 (put 2023)		750	744
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 2043		310	312
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044		115	116
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045		70	71
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047		400	406

Private Client Services Funds	31

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Connecticut (continued)
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-B-1, 3.00% 2049	USD	120	$118
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2014-D-1, 4.00% 2044		25	25
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045		150	151
			2,744

Delaware 0.00%
County of Harris, Metropolitan Transportation Auth., Sales and Use Tax Contractual Obligations, Series 2015-B, 5.00% 2025		5	5

District of Columbia 0.70%
G.O. Bonds, Series 2015-A, 5.00% 2032		700	745
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Kenilworth 166 Apartments Project), Series 2021, 1.25% 2025 (put 2024)		100	96
Rev. Ref. Bonds (National Public Radio, Inc. Issue), Series 2016, 5.00% 2028 (preref. 2028)		15	17
Rev. Ref. Bonds (National Public Radio, Inc. Issue), Series 2016, 5.00% 2029 (preref. 2029)		10	11
			869

Florida 4.27%
County of Brevard, Housing Fncg. Auth., Multi Family Mortgage Rev. Bonds (Tropical Manor Apartments), Series 2021, 0.25% 2023 (put 2022)		40	40
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Solaris Apartments), Series 2021-B, 0.70% 2025 (put 2024)		85	81
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2022		50	50
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2018-A-2, 2.50% 2022		500	500
City of Daytona Beach, Housing Auth., Multi Family Housing Rev. Bonds (The WM at the River Project), Series 2021-B, 1.25% 2025 (put 2024)		150	144
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2019-D, 5.00% 2023		15	15
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2022-A, 5.00% 2025		298	321
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2022-A, 5.00% 2026		500	550
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050		290	297
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 2051		50	50
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 2025		280	303
County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2007, 0.32% 2027 (put 2022)		550	547
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2008-B, Assured Guaranty Municipal insured, 5.25% 2022		195	198
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Jernigan Gardens), Series 2020-B, 0.35% 2023 (put 2022)		1,000	994
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Stratford Point Apartments), Series 2021-B, 0.55% 2025 (put 2024)		190	181
County of Pinellas, Housing Fin. Auth., Multi Family Mortgage Backed Bonds (Jordan Park Apartments), Series 2021-B, 0.65% 2025 (put 2024)		130	124
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2013, BAM insured, 5.00% 2043 (preref. 2023)		110	114
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2024		100	105
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2025		75	80
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2026		100	109
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2042 (preref. 2022)		200	201
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2022-A, 5.00% 2026		111	122
Dept. of Transportation, Turnpike Rev. Bonds, Series 2018-A, 5.00% 2026		92	101
Dept. of Transportation Fncg. Corp., Rev. Bonds, Series 2020, 5.00% 2024		65	69
			5,296

Georgia 3.04%
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2014-B, 5.00% 2026		800	832
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-B, 5.00% 2027		430	474
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Sylvan Hills Senior Apartments Project), Series 2020, 0.41% 2025 (put 2023)		85	82

32	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Georgia (continued)
County of Dawson, Dev. Auth., Multi Family Housing Rev. Bonds (Peaks of Dawsonville Project), Series 2021, 0.28% 2023	USD	500	$486
County of Dekalb, Housing Auth., Multi Family Housing Rev. Bonds (Columbia Village Project), Series 2021-A, 0.34% 2024 (put 2023)		35	34
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045		25	25
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047		345	350
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-C, 4.00% 2050 (put 2026)		500	510
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 4.00% 2027		270	282
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 2030		40	45
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 2028		35	39
City of Thomaston, Housing Auth., Multi Family Housing Rev. Bonds (Eastgate Apartments Project), Series 2020-A, 0.34% 2023 (put 2022)		500	493
County of Walker, Dev. Auth., Multi Family Housing Rev. Bonds (Gateway at Rossville Project), Series 2021-B, 0.46% 2024 (put 2023)		120	116
			3,768

Idaho 0.84%
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 2027		50	54
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2019-A, 4.00% 2050		965	984
			1,038

Illinois 4.66%
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2024		625	650
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 2022		540	548
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2023		100	102
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2024		130	136
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 2027 (preref. 2024)		200	212
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-2, 5.00% 2050 (put 2026)		40	43
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2023		225	231
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-B, (SIFMA Municipal Swap Index + 0.70%) 1.14% 2042 (put 2026)[1]		25	25
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2026		515	558
Fin. Auth., Rev. Bonds (University of Chicago), Series 2014-A, 5.00% 2023		200	208
Fin. Auth., Rev. Bonds (University of Chicago), Series 2021-A, 5.00% 2025		40	43
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2022		240	242
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2021-C, 0.80% 2026		80	74
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Concord Commons), Series 2021, 0.25% 2024 (put 2023)		595	585
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.44% 2050 (put 2025)[1]		400	404
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2023		500	513
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2023		310	318
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2023		190	194
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2025		45	48
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2023		175	179
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2025		250	265
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2018-A, 5.00% 2024		200	209
			5,787

Indiana 2.30%
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2019-C, 5.00% 2022		40	41
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2012-A, 5.00% 2022		440	440
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2028		55	62
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-1, 5.00% 2025		155	168
City of Franklin, Econ. Dev. and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 5.00% 2023		510	525
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Subordinate Credit Group), Series 2005-A-1, 4.00% 2023		15	15
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2048		240	246
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 2049		35	35
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 2052		65	64

Private Client Services Funds	33

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Indiana (continued)
City of Indianapolis, Local Public Improvement Bond Bank Bonds, Series 2021-A, 5.00% 2022	USD	100	$100
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2023		230	234
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2024		240	250
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2025		255	270
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2025		140	146
City of Kokomo, Multi Family Housing Rev. Bonds (KHA RAD I Apartments), Series 2021-A, 0.56% 2025 (put 2024)		265	255
			2,851

Iowa 0.21%
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 2049 (put 2026)		245	259

Kansas 0.03%
Unified Government of Wyandotte County, Board of Public Utilities, Utility System Improvement Rev. Bonds, Series 2012-B, 5.00% 2026 (preref. 2022)		35	35

Kentucky 0.87%
Housing Corp., Multi Family Housing Rev. Bonds (New Hope Properties Portfolio Project), Series 2021, 0.41% 2024 (put 2023)		485	469
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood II Rural Housing Portfolio), Series 2021, 0.37% 2024 (put 2023)		195	188
Property and Buildings Commission, Commonwealth Rev. Ref. Bonds (Project No. 125), Series 2021-A, 5.00% 2022		45	46
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-A-1, 4.00% 2049 (put 2025)		320	325
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-B, 4.00% 2049 (put 2025)		55	56
			1,084

Louisiana 0.75%
Housing Corp., Multi Family Housing Rev. Bonds (Hollywood Acres and Hollywood Heights Projects), Series 2019, 0.55% 2023		200	193
Housing Corp., Multi Family Housing Rev. Bonds (Mabry Place Townhomes Project), Series 2021, 0.31% 2024 (put 2023)		55	53
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2023		250	260
Offshore Terminal Auth., Deepwater Port Rev. Bonds (Loop LLC Project), Series 2007-A, 1.65% 2027 (put 2023)		105	104
Parish of Tangipahoa, Hospital Service Dist. No. 1, Hospital Rev. Ref. Bonds (North Oaks Health System Project), Series 2021, 5.00% 2027		265	287
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2023		30	31
			928

Maine 0.54%
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047		215	219
Housing Auth., Mortgage Purchase Bonds, Series 2021-D, 3.00% 2051		455	447
			666

Maryland 1.10%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-A, 4.25% 2049		70	72
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 3.25% 2050		200	200
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 2051		48	47

34	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Maryland (continued)
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2049	USD	365	$371
Dept. of Transportation, Consolidated Transportation Rev. Ref. Bonds, Series 2015, 5.00% 2023		110	113
Dept. of Transportation, Consolidated Transportation Rev. Ref. Bonds, Series 2022-A, 5.00% 2027		500	562
			1,365

Massachusetts 0.60%
Dev. Fin. Agcy., Multi Family Housing Rev. Bonds (Salem Heights II Preservation Associates LP Issue), Series 2021-B, 0.25% 2024 (put 2023)		50	49
Dev. Fin. Agcy., Rev. Ref. Bonds (Berkshire Health Systems Issue), Series 2021-I, 5.00% 2023		240	249
Housing Fin. Agcy., Housing Green Bonds, Series 2021-B-2, 0.75% 2025		15	14
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044		20	20
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046		220	222
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044		85	86
Water Resources Auth., General Rev. Green Bonds, Series 2021-B, 5.00% 2026		95	105
			745

Michigan 2.25%
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2023		700	704
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2032 (preref. 2022)		45	45
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-1, 0.25% 2022		5	5
Grant Anticipation Rev. Ref. Bonds, Series 2016, 5.00% 2027		500	551
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2020, 0.32% 2023 (put 2022)		415	411
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 0.55% 2025		50	47
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048		80	81
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049		245	251
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2024		375	396
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-C, 5.00% 2023		290	301
			2,792

Minnesota 1.62%
City of Hopkins, Multi Family Housing Rev. Bonds (Raspberry Ridge Project), Series 2021, 0.26% 2024 (put 2023)		145	143
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 2048		335	340
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049		530	543
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 3.50% 2050		475	476
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 2050		5	5
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-A, 3.00% 2052		80	78
City of Mahtomedi, Multi Family Housing Rev. Bonds (Lincoln Place / Vadnais Highlands Projects), Series 2021, 0.25% 2023 (put 2022)		80	80
Municipal Gas Agcy., Commodity Supply Rev. Bonds, Series 2022-A, 4.00% 2052 (put 2027)		330	341
			2,006

Mississippi 0.09%
Home Corp., Collateralized Multi Family Housing Rev. Bonds (J&A Dev. Portfolio Project I), Series 2021-1, 0.30% 2024 (put 2023)		60	59
Home Corp., Multi Family Housing Rev. Bonds (Southwest Village Apartments Project), Series 2022-2, 1.30% 2025 (put 2024)		50	49
			108

Private Client Services Funds	35

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Missouri 0.57%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	USD	515	$520
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 2052		60	59
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 2052		50	49
County of St. Charles, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Hidden Valley Estates), Series 2021, 0.27% 2025 (put 2023)		85	82
			710

Montana 0.29%
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044		100	100
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 2045		120	123
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 4.00% 2050		135	138
			361

Nebraska 0.78%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044		190	193
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046		15	15
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048		390	397
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 2050		365	359
			964

Nevada 0.56%
County of Clark, Pollution Control Rev. Ref. Bonds (Nevada Power Co. Projects), Series 2017, 1.65% 2036 (put 2023)		645	642
Housing Division, Multi Family Housing Rev. Bonds (Southwest Village Apartments), Series 2021, 0.47% 2024 (put 2023)		50	49
			691

New Jersey 0.84%
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020-A, 1.00% 2023		275	270
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Browns Woods Apartments Project), Series 2021-A, 1.25% 2024 (put 2023)		100	98
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048		420	435
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2023		200	204
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 2028		30	33
			1,040

New Mexico 0.42%
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 2050		365	375
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2019, 5.00% 2039 (put 2025)		135	142
			517

New York 7.50%
Build NYC Resource Corp., Rev. Ref. Bonds (Ethical Culture Fieldston School Project), Series 2015, 5.00% 2024		360	376
Dormitory Auth., Health Facs. Improvement Program Lease Rev. Bonds (New York City Issue), Series 2018-1, 5.00% 2027		500	550
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 5.00% 2027		500	554
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 2027		335	371
City of Geneva Dev. Corp., Rev. Ref. Bonds (Hobart and William Smith Colleges Project), Series 2012, 5.00% 2032 (preref. 2022)		40	40
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-K, 0.70% 2024		85	81
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-2, 0.75% 2025		750	693
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-D-2, 0.65% 2056 (put 2025)		195	179
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-I-2, 0.70% 2056 (put 2025)		190	174

36	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.10% 2061 (put 2027)	USD	470	$426
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 1.068% 2033 (put 2023)[1]		300	299
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 1.068% 2033 (put 2023)[1]		260	259
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-B, 5.00% 2022		195	198
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2016-A-2, 5.00% 2024		300	316
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2022		230	234
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-B, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.55%) 0.737% 2032 (put 2024)[1]		255	255
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-A-2, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.80%) 0.987% 2032 (put 2026)[1]		60	60
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044		150	151
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 2045		300	296
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047		455	466
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 2051		30	30
New York City G.O. Bonds, Series 2014-I-1, 5.00% 2026		185	194
New York City G.O. Bonds, Series 2020-A, 5.00% 2027		500	554
New York City G.O. Bonds, Series 2021-A-1, 5.00% 2033		15	17
New York City G.O. Bonds, Series 2015-F-4, 5.00% 2044 (put 2025)		75	80
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2017-C-3-A, 0.20% 2022		45	45
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 2060 (put 2025)		330	305
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-2, 0.70% 2060 (put 2025)		230	214
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-2, 0.60% 2061 (put 2025)		220	203
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-A-1, 5.00% 2022		10	10
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 5.00% 2023		20	20
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-1, 5.00% 2025		30	32
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-D-1, 5.00% 2026		250	275
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2013-I, 5.00% 2027		180	185
Public Housing Capital Fund Rev. Trust I, Trust Certs., Series 2012, 4.50% 2022[2]		15	15
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-C-1, 5.00% 2025		500	542
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2025		10	10
County of Westchester, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (EG Mt. Vernon Preservation, LP Project), Series 2020, 0.30% 2023 (put 2022)		155	153
County of Westchester, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Marble Hall - Tuckahoe Limited Partnership Project), Series 2021, 0.28% 2024 (put 2023)		455	445
			9,307

North Carolina 1.23%
City of Durham, Housing Auth., Multi Family Housing Rev. Bonds (JJ Henderson Apartments Project), Series 2020, 0.30% 2024 (put 2023)		20	20
City of Goldsboro, Multi Family Housing Rev. Bonds (Grand at Day Point), Series 2021, 0.28% 2024 (put 2023)		105	102
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047		180	183
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 2050		65	66
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 2050		60	61
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Winds Crest Senior Living, LP), Series 2021, 0.36% 2024 (put 2023)		105	103
City of Sanford, Housing Auth., Multi Family Housing Rev. Bonds (Matthews Garden Gilmore), Series 2020, 0.30% 2023 (put 2022)		750	742
City of Winston-Salem, Water and Sewer System Rev. Ref. Bonds, Series 2020-A, 5.00% 2022		200	201
City of Winston-Salem, Water and Sewer System Rev. Ref. Bonds, Series 2020-A, 5.00% 2026		40	44
			1,522

Private Client Services Funds	37

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
North Dakota 0.60%
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	USD	110	$111
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038		310	313
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 2046		200	203
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 2052		120	117
			744

Ohio 2.24%
City of Dayton, Metropolitan Housing Auth., Multi Family Housing Rev. Bonds (Southern Montgomery Apartments Project), Series 2021-A, 0.32% 2024 (put 2023)		200	193
County of Geauga, Rev. Bonds (South Franklin Circle Project), Series 2012-A, 8.00% 2047 (preref. 2022)[3]		880	933
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 2023		10	10
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2024		310	323
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Chevybrook Estates Apartments Project), Series 2021, 0.35% 2024 (put 2023)		50	49
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Glen Meadows Apartments Project), Series 2021-A, 0.40% 2024 (put 2023)		80	77
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Marianna Terrace Apartments), Series 2022-A, 1.30% 2025 (put 2024)		40	39
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Pinzone Tower Apartments Project), Series 2021, 0.28% 2023 (put 2022)		190	187
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 2048		70	71
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 2049		170	176
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 2050		130	132
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-C, 3.25% 2051		225	223
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 2029		30	34
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 2032		160	184
Turnpike and Infrastructure Commission, Rev. Bonds, Series 2013-A-1, 5.00% 2025		125	128
Water Dev. Auth., Water Dev. Rev. Bonds, Series 2013-A, 5.00% 2023		25	26
			2,785

Oklahoma 0.72%
Capital Improvement Auth., State Highways Capital Improvement Rev. Ref. Bonds (Oklahoma Dept. of Transportation Project), Series 2020-A, 5.00% 2023		145	150
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 2024		275	290
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 2025		420	452
			892

Oregon 0.32%
G.O. Bonds (Veteran’s Welfare Bonds Series 108), Series 2021-O, 3.00% 2051		245	239
Housing and Community Services Dept., Housing Dev. Rev. Bonds (The Susan Emmons Apartments Project), Series 2021-S-2, 0.38% 2024 (put 2023)		115	110
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Westwind Apartments Project), Series 2021-H, 0.25% 2024 (put 2023)		50	49
			398

Pennsylvania 1.97%
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 0.53% 2030 (put 2025)[1]		50	50
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 0.53% 2031 (put 2025)[1]		70	69
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 0.53% 2032 (put 2025)[1]		55	55
Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 2032 (preref. 2023)		20	21
Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 2034 (preref. 2023)		20	21
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046		205	208

38	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Pennsylvania (continued)
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-133, 3.00% 2050	USD	345	$341
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 3.00% 2051		190	185
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-138-A, 3.00% 2052		145	141
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Harrison Senior Tower), Series 2021, 0.25% 2024 (put 2023)		760	739
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (School of Nursing), Series 2021, 0.27% 2024 (put 2023)		85	82
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 2027		190	209
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 5.00% 2022		95	97
Wilkes-Barre Area School Dist., G.O. Bonds, Series 2019, BAM insured, 5.00% 2023		225	231
			2,449

Rhode Island 0.09%
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033		110	111

South Carolina 1.41%
City of Columbia, Housing Auth., Multi Family Housing Rev. Bonds (Palmetto Terrace Apartments Project), Series 2021, 0.31% 2024 (put 2023)		130	126
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 2048		200	206
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 2050		150	153
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052		80	79
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036		190	193
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (Villages at Congaree Pointe Project), Series 2021-B, 1.25% 2025 (put 2024)		100	97
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)		55	56
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2025		120	127
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2028		35	37
Southold Local Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2022		400	407
City of Spartanburg, Housing Auth., Multi Family Housing Rev. Bonds (Connecticut Village Apartments), Series 2022, 1.05% 2025 (put 2023)		125	123
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 2028		135	149
			1,753

South Dakota 0.54%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044		70	71
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048		335	346
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 2051		255	251
			668

Tennessee 2.02%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042		175	178
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 2045		465	473
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045		195	198
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 3.75% 2050		250	253
City of Knoxville Community Dev. Corp., Collateralized Multi Family Housing Rev. Bonds (Austin 1B Apartments Project), Series 2021, 0.22% 2024 (put 2023)		40	38
City of Memphis, Health, Educational and Housing Facs. Board, Collateralized Multi Family Housing Rev. Bonds (Tillman Cove Apartments), Series 2020, 0.55% 2024 (put 2024)		590	551
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Rev. Bonds (Vanderbilt University Medical Center), Series 2021-A, 5.00% 2031		205	230
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Bonds, Series 2013, 5.00% 2025 (preref. 2023)		85	88
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2017-A, 4.00% 2048 (put 2023)		500	504
			2,513

Private Client Services Funds	39

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas 18.67%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Apartments of Las Palmas I LLC), Series 2021, 0.25% 2024 (put 2022)	USD	15	$15
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2022		645	657
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 2025		15	16
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 2026		15	16
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2016-A, 5.00% 2024		310	324
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 2026		560	613
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2022		350	353
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2025		800	860
City of Arlington, Water and Wastewater System Rev. Bonds, Series 2021, 5.00% 2023		165	170
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Bridge at Turtle Creek Apartments), Series 2020, 0.42% 2040 (put 2023)		215	210
Austin Community College Dist., Maintenance Tax Notes, Series 2021, 5.00% 2022		100	101
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2020-C, 5.00% 2025		510	553
County of Bexar, Combination Tax and Rev. Certs. of Obligation, Series 2013-B, 5.00% 2033 (preref. 2023)		105	108
Brownsville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020-A, 3.00% 2026		500	509
Cameron County Housing Fin. Corp., Multi Family Housing Rev. Bonds (Sunland Country Apartments), Series 2021, 0.28% 2024 (put 2023)		50	48
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 0.41% 2041 (put 2024)		460	441
Carrollton-Farmers Branch Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2023		135	138
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 0.28% 2038 (put 2024)		100	93
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 2023		5	5
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 2024		5	5
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 2025		10	11
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 2026		5	5
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2014-C, 5.00% 2027		500	522
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-B-2, 0.28% 2040 (put 2024)		200	190
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2014-E, 5.00% 2023		370	375
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Midpark Towers), Series 2021, 0.35% 2024 (put 2023)		180	177
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 2023		15	16
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030 (preref. 2025)		400	428
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 5.00% 2024		400	423
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 2026		335	368
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2022		155	156
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026		400	424
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 5.00% 2028		120	135
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2024		130	137
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 1.95% 2049 (put 2022)[3]		420	420
G.O. Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 2030		50	52
City of Galveston Public Fac. Corp., Multi Family Housing Rev. Bonds (The Orleanders at Broadway), Series 2021, 0.47% 2025 (put 2024)		150	141
Garland Independent School Dist., Unlimited Tax School Building Bonds, Series 2016, 5.00% 2030		400	426
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 0.15% 2049 (put 2022)		140	139
Grand Prairie Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.25% 2024		525	552
Harlandale Independent School Dist., Maintenance Tax Notes, Series 2021, BAM insured, 2.00% 2040 (put 2024)		50	50
Harlandale Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 0.75% 2045 (put 2025)		100	94
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2024		150	159

40	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-C-1, (SIFMA Municipal Swap Index + 0.42%) 0.86% 2049 (put 2022)[1]	USD	375	$375
Harris County Cultural Education Facs. Fin. Corp., Medical Facs. Mortgage Rev. Ref. Bonds (Baylor College of Medicine), Series 2019-A, (3-month USD-LIBOR x 0.70 + 0.65%) 0.968% 2046 (put 2024)[1]		130	130
Harris County Cultural Education Facs. Fin. Corp., Rev. Bonds (Texas Medical Center), Series 2020-A, 0.90% 2050 (put 2025)		130	127
Harris County Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 0.05% 2031[1]		125	125
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Corona Del Valle), Series 2021, 0.37% 2025 (put 2023)		50	48
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Oso Bay Apartments), Series 2021, 0.27% 2024 (put 2022)		100	99
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Palladium Simpson Stuart Apartments), Series 2021, 0.35% 2025 (put 2024)		165	158
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (The Park at Kirkstall), Series 2021, 0.65% 2025 (put 2024)		325	307
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052		310	305
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 2049		330	342
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2050		380	388
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 2051		125	125
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052		135	132
Housing Options, Inc., Multi Family Housing Rev. Bonds (Brooks Manor - The Oaks Project), Series 2021, 0.50% 2041 (put 2025)		100	93
City of Houston Housing Fin. Corp., Multi Family Housing Rev. Bonds (Temenos Place Apartments), Series 2021, 0.29% 2024 (put 2023)		85	82
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 2.00% 2024		615	605
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2022		10	10
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2023		15	15
Keller Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2027 (preref. 2025)		470	502
Longview Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2024		500	524
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 0.82% 2051 (put 2026)		90	82
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 2026		150	161
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2022		10	10
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2025		120	126
North Central Texas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Bluebonnet Ridge Apartments), Series 2021, 0.375% 2040 (put 2024)		85	80
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 5.00% 2022		45	46
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2024		395	412
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2024 (escrowed to maturity)		190	199
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2026		1,500	1,559
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 0.70% 2050 (put 2025)		1,000	936
Odessa Housing Fin. Corp., Multi Family Housing Rev. Bonds (Cove in Odessa Apartments), Series 2021, 0.37% 2024 (put 2023)		230	222
Pasadena Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2013, 5.00% 2038		500	511
Plano Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2023		135	138
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 2.00% 2050 (put 2023)		210	209
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2024		200	209
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2025		250	267
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2026		260	283
Round Rock Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2022		300	303
City of San Antonio Housing Trust Fin. Corp., Multi Family Housing Rev. Bonds (The Arbors at West Avenue Apartments), Series 2022, 1.45% 2026 (put 2025)		90	87
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015-D, 1.125% 2045 (put 2026)		230	211
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2013, 5.00% 2048 (preref. 2023)		140	143
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2023		60	61
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2020, 5.00% 2026		330	357
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2027		110	121
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2023		80	82
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2024		30	31

Private Client Services Funds	41

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, 0.65% 2041 (put 2026)	USD	500	$456
Travis County Strategic Housing Fin. Corp., Multi Family Housing Rev. Bonds (Yager Flats), Series 2021, 0.46% 2041 (put 2025)		770	695
Water Dev. Board, State Water Implementation Rev. Fund of Texas Rev. Bonds (Master Trust), Series 2018-B, 5.00% 2023		45	46
			23,170

Utah 0.67%
Canyons School Dist., Board of Education, G.O. Bonds (Utah School Bond Guaranty Program), Series 2021-A, 5.00% 2027		25	28
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045		170	172
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 2024		275	289
County of Salt Lake, Board of Education, G.O. Rev. Ref. Bonds (Utah School Bond Guaranty Act), Series 2021, 5.00% 2024		250	264
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, 5.25% 2023		15	16
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2024		65	68
			837

Vermont 0.03%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2020-A, 3.75% 2050		40	41

Virginia 1.08%
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 2025		130	139
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Arrowbrook Apartments Project), Series 2020, 0.41% 2041 (put 2024)		500	479
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Oakwood North Four Project), Series 2021, 0.41% 2025 (put 2024)		570	540
City of Hopewell, Redev. And Housing Auth., Multi Family Housing Rev. Bonds (Hopewell Heights Apartments), Series 2021-A, 0.49% 2024 (put 2023)		85	82
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 5.00% 2029		95	106
			1,346

Washington 1.57%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 2028		65	74
City of Everett, Housing Auth., Multi Family Housing Rev. Bonds (Baker Heights Legacy), Series 2021, 0.30% 2024 (put 2023)		80	77
G.O. Rev. Ref. Bonds, Series 2017-R-A, 5.00% 2022		25	25
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2021-B, 4.00% 2042 (put 2030)		250	263
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Garten Haus Apartments Project), Series 2021, 0.37% 2024 (put 2023)		45	44
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047		240	244
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 4.00% 2050		345	352
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 2051		90	88
City of Seattle, Housing Auth., Rev. and Rev. Ref. Bonds (Northgate Plaza Project), Series 2021, 1.00% 2026		70	65
City of Seattle, Housing Auth., Rev. Bonds (Lam Bow Apartments Project), Series 2021, 1.25% 2024		15	15
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2021-B, (SIFMA Municipal Swap Index + 0.25%) 0.69% 2045 (put 2026)[1]		115	114
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 0.93% 2046 (put 2023)[1]		325	325
University of Washington, General Rev. Ref. Bonds, Series 2020-C, 5.00% 2025		250	268
			1,954

42	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
West Virginia 0.76%
G.O. State Road Bonds, Series 2021-A, 5.00% 2025	USD	15	$16
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Charles Towers), Series 2021, 0.21% 2023 (put 2022)		75	75
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Parkland Place / Chapmanville Towers), Series 2021, 0.28% 2024 (put 2023)		875	856
			947

Wisconsin 1.91%
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 0.99% 2054 (put 2023)[1]		340	339
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2020, 5.00% 2026[2]		660	705
Health and Educational Facs. Auth., Rev. Ref. Bonds (Ministry Health Care, Inc.), Series 2012-C, 5.00% 2027 (preref. 2022)		210	212
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048		180	183
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 2050		330	331
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 2052		30	29
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.40% 2045 (put 2023)		25	24
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.50% 2050 (put 2024)		35	32
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-C, 0.81% 2052 (put 2025)		110	103
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2022		300	301
Public Fin. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2021-C, 4.00% 2041 (put 2030)		115	117
			2,376

Wyoming 0.13%
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 2050		160	163

Total bonds, notes & other debt instruments (cost: $109,338,000)			105,373

Short-term securities 13.95%
Municipals 13.95%
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 0.31% 2048[1]		3,300	3,300
State of California, Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2020, 0% 2023		45	43
State of Idaho, Tax Anticipation Notes, Series 2021, 3.00% 6/30/2022		3,000	3,009
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-E, 0.31% 2041[1]		3,500	3,500
State of Massachusetts, Housing Fin. Agcy., Single Family Housing Notes, Series 2021, 0.25% 12/1/2022		50	49
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2008-A, 0.30% 2038[1]		2,500	2,500
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 0.30% 2042[1]		1,000	1,000
State of Nevada, Housing Division, Single Family Mortgage Rev. Bonds, Series 2021-D, 0.25% 12/1/2022		65	65
State of New York, Dormitory Auth., Rev. Bonds (Cornell University), Series 2019-B, 0.34% 2039[1]		1,600	1,600
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2019-F, 0.36% 2052[1]		1,290	1,290
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 0.36% 2048[1]		700	700
State of Texas, Deer Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 0.16% 2042 (put 2022)[4]		225	224
State of Texas, North East Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 0.25% 2032 (put 2022)[4]		35	35

Total short-term securities (cost: $17,324,000)			17,315
Total investment securities 98.86% (cost: $126,662,000)			122,688
Other assets less liabilities 1.14%			1,416

Net assets 100.00%			$124,104

Private Client Services Funds	43

Capital Group Short-Term Municipal Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation at 4/30/2022 (000)
2 Year U.S. Treasury Note Futures	Short	32	June 2022	USD	(6,746)	$32

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $720,000, which represented .58% of the net assets of the fund.
[3]	Step bond; coupon rate may change at a later date.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

Assn. = Association

Auth. = Authority

Certs. = Certificates

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

Part. = Participation

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

44	Private Client Services Funds

Capital Group California Core Municipal Fund	unaudited
Investment portfolio April 30, 2022

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 84.04%	Principal amount (000)		Value (000)
California 83.48%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	USD	975	$989
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2024		600	627
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2025		500	530
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2027		630	680
City of Anaheim, Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Capital Appreciation Bonds, Series 1997-C, Assured Guaranty Municipal insured, 0% 2022		2,000	1,989
Antelope Valley Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015, 0% 2035 (preref. 2025)		2,300	1,377
Antelope Valley Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015, 0% 2036 (preref. 2025)		2,800	1,603
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties, Inc. Obligated Group), Series 2013, 5.00% 2022		1,000	1,012
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties, Inc. Obligated Group), Series 2013, 5.00% 2023		500	517
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2023		370	384
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2024		395	418
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2025		510	540
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-A, (SIFMA Municipal Swap Index + 1.25%) 1.69% 2036 (put 2027)[1]		1,000	1,017
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2013-S-4, 5.00% 2043 (preref. 2023)		1,000	1,028
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 1.54% 2045 (put 2024)[1]		4,275	4,296
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-G, 2.00% 2053 (put 2024)		2,525	2,495
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 0.74% 2056 (put 2027)[1]		1,895	1,850
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2017-S-7, 5.00% 2024		1,200	1,261
Bay Area Water Supply and Conservation Agcy., Rev. Bonds, Series 2013-A, 5.00% 2023		500	513
City of Beaumont, Wastewater Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026		500	551
City of Burbank, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015, BAM insured, 5.00% 2022		1,305	1,330
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 2026		600	639
Trustees of the California State University, Systemwide Rev. Bonds, Series 2015-A, 5.00% 2024		500	531
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-A, 5.00% 2028		2,705	2,945
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 2049 (put 2026)		1,980	1,736
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)		2,500	2,540
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.55% 2023		350	351

Private Client Services Funds	45

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 2022	USD	200	$201
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 2023		225	229
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2024		260	274
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2025		620	652
Cerritos Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2012-D, 0% 2027		830	709
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 2027		465	471
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 2028		480	484
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 2029		500	504
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 2030		520	521
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 2031		540	538
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2022		450	455
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2025		665	702
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2024		465	486
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2026		780	838
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2027		430	466
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2028		355	388
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2029		225	248
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2030		60	66
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2022		1,355	1,371
Clovis Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006-B, National insured, 0% 2030		1,000	761
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2052 (put 2031)		3,750	3,808
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-A, 4.00% 2052 (put 2027)		1,170	1,200
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2026 (preref. 2024)		1,290	1,363
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2029 (preref. 2025)		1,000	1,080
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2033		1,000	651
City of Concord, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2023		825	845
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 2026		400	412
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 2027		885	964
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 2028		930	1,024
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 2029		675	750
Desert Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2032 (preref. 2026)		1,885	2,057
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 3.00% 2023		205	205
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 3.00% 2025		265	260
East Bay Municipal Utility Dist., Water System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027		3,550	3,814
East Side Union High School Dist., G.O. Bonds, 2008 Election, Series 2012-D, 5.00% 2037 (preref. 2022)		500	505
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 2.75% 2028		535	537
Eastern Municipal Water Dist., Water and Wastewater Rev. Ref. Bonds, Series 2021-A, 4.00% 2029		1,210	1,309
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2021-A, 5.00% 2028		1,375	1,534
Educational Facs. Auth., Rev. Ref. Bonds (Stanford University), Series 2009-T-5, 5.00% 2023		1,290	1,325
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2026		530	560
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2027		500	528
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2030		1,000	1,055
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024		855	865
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2025		580	619
Etiwanda School Dist., G.O. Bonds, 2016 Election, Series 2020-A, 4.00% 2029		570	611
City of Eureka, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-B, 5.00% 2022		835	848
City of Fillmore, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2024		1,000	1,051

46	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 1, G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2004-B, National insured, 0% 2026	USD	1,000	$876
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2023		535	551
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 2026		100	103
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 2027		120	123
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 2027		625	646
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 2029		390	403
G.O. Bonds, Series 2021, 5.00% 2029		2,000	2,285
G.O. Bonds, Series 2018, 5.00% 2030		1,000	1,125
G.O. Bonds, Series 2021, 5.00% 2031		85	92
G.O. Bonds, Series 2021, 5.00% 2032		70	76
G.O. Bonds, Series 2022, 5.00% 2033		1,250	1,459
G.O. Bonds, Series 2021, 5.00% 2034		70	76
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2027		745	827
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2028		1,000	1,129
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2028		685	769
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2029		6,000	6,695
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2029		3,500	4,003
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2029		3,000	3,424
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2029		1,000	1,143
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2030		3,500	4,034
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2030		2,850	3,291
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2031		3,000	3,481
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2031		2,500	2,914
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2032		4,000	4,569
G.O. Rev. Ref. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.25% 2032		2,125	2,520
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2035		2,000	2,263
City of Garden Grove, Successor Agcy. to the Dev. Agcy., Tax Allocation Bonds, Series 2016, BAM insured, 5.00% 2022		400	405
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2016, BAM insured, 5.00% 2024		425	451
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022 (escrowed to maturity)		3,000	3,009
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017-A-1, 5.00% 2022		1,730	1,735
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 2024 (escrowed to maturity)		2,000	1,904
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026 (escrowed to maturity)		2,785	2,514
Greenfield Elementary School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2007-A, Assured Guaranty Municipal insured, 0% 2029		1,270	987
City of Grossmont, Healthcare Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2007-A, AMBAC insured, 0% 2032		1,500	1,052
City of Hawthorne, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2024		250	264
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2023		910	933
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2024		1,105	1,132
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2016-A, 5.00% 2023		650	674
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2025		1,000	1,066
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-B, 5.00% 2029 (put 2022)		1,025	1,041
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014-A, 5.00% 2025		400	422
Health Facs. Fncg. Auth., Rev. Bonds (PIH Health), Series 2020-A, 5.00% 2030		1,900	2,171
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2019-B, 5.00% 2039 (put 2027)		2,135	2,333
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2024		3,000	3,182
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2026 (preref. 2025)		300	326
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2013-A, 5.00% 2052 (preref. 2023)		1,665	1,726
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 2025		1,270	1,324
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 5.00% 2026		830	904
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2022		175	178
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2023		135	140

Private Client Services Funds	47

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2024	USD	1,000	$1,062
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2026		1,750	1,927
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, 5.00% 2026		600	632
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2023		885	917
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 2036		1,252	1,200
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2025		100	107
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2026		125	135
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2027		110	120
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2028		375	411
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2029		140	153
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2030		340	370
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2020-A-1, 4.00% 2030		825	894
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2027		650	720
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 3.25% 2022		700	704
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 2022		400	403
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2024		725	751
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 3.375% 2023		850	864
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 2022		225	227
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2023		200	207
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2024		210	221
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2025		250	267
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, BAM insured, 4.00% 2025		500	517
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, 4.00% 2028		500	524
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, BAM insured, 4.00% 2030		1,265	1,327
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 2027		140	154
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 2028		350	389
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 2030		215	237
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2023		500	517
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2029		710	748
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 5.00% 2023		750	776
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 2027		1,615	1,711
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2029		335	360
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2031		375	406
Kern Community College Dist., Safety Repair and Improvement G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2006, FSA insured, 0% 2022		1,500	1,487
Kings Canyon Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2029		1,600	1,717
La Habra School Dist., G.O. Bonds, Capital Appreciation Bonds, 2000 Election, Series 2002-A, FSA insured, 0% 2026		1,010	883
Lakeside Union School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2029		1,785	1,957
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2002, Special Tax Bonds, Series 2017, 4.00% 2022		680	684
City of Lodi, Public Fin. Auth., Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2024		260	275
Long Beach Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2008-A, Assured Guaranty Municipal insured, 0% 2027		3,865	3,322
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2023		690	714
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-B, 5.00% 2031		420	483

48	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-B, 5.00% 2034	USD	1,025	$1,159
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-E, 5.00% 2039		1,130	1,234
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-B, 3.00% 2022		3,000	3,009
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2017-C, 5.00% 2022		575	579
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2013-A, 5.00% 2022		515	518
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 2024		535	564
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-B, 5.00% 2025		1,875	2,016
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 2025		500	539
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-B, 5.00% 2026		2,000	2,194
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-A, 5.00% 2027		1,555	1,734
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-D, 5.00% 2027		1,100	1,227
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 2030		775	899
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 2032		690	815
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-C, 5.00% 2033		1,500	1,737
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 2033		1,345	1,578
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 2028		650	737
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2013-A, 2.00% 2023		1,110	1,112
County of Los Angeles, Dev. Auth., Multi Family Housing Mortgage Rev. Bonds (Long Beach Senior Housing), Series 2022, 2.00% 2026 (put 2025)		3,350	3,269
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (Cantamar Villas), Series 2021-D-1, 0.30% 2025 (put 2024)		1,295	1,235
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (Sunny Garden Apartments), Series 2021-C-1, 0.20% 2024 (put 2023)		3,175	3,139
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2021-A, 5.00% 2030		3,610	4,208
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (South Gate Project No. 1), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022		1,190	1,203
Los Angeles Community College Dist., G.O. Bonds, 2008 Election, Series 2008-G, 4.00% 2039 (preref. 2024)		3,350	3,473
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014-C, 5.00% 2023		520	538
Madera Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2006, Assured Guaranty Municipal insured, 0% 2029		585	462
Manhattan Beach Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 1999-C, FGIC-National insured, 0% 2024		3,875	3,615
Manteca Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006, MBIA insured, 0% 2027		560	474
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 2028		275	279
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2022		500	507
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2028		250	269
Merced Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-C, 0% 2033		615	407
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2028		1,545	1,640
Mountain View School Dist., G.O. Bonds, 2020 Election, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 2023		1,290	1,320
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 4.00% 2026		200	201
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Walnut Apartments), Series 2021-A, 0.45% 2024 (put 2023)		2,935	2,828
Municipal Fin. Auth., Rev. Bonds (California Institute of the Arts), Series 2021, 4.00% 2033		250	255
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2026		300	323
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2027		800	881
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2028		750	837
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2029		825	933
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation), Series 2017-A, 5.00% 2024		300	317
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2023		750	773
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2013, 5.00% 2022		470	476
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2026		335	361
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2022		885	900

Private Client Services Funds	49

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2025	USD	500	$542
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2028		750	782
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2029		1,085	1,134
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2035		1,000	1,027
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2019, BAM insured, 5.00% 2027		530	575
Murrieta Valley Unified School Dist., G.O. Bonds, 2014 Election, Series 2020, 4.00% 2023		335	342
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2023		2,530	2,607
Northern California Energy Auth., Commodity Supply Rev. Bonds, Series 2018, 4.00% 2049 (put 2024)		4,500	4,578
Oak Park Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2009-B, Assured Guaranty Municipal insured, 0% 2029		605	472
Oakland Unified School Dist., G.O. Bonds, 2006 Election, Series 2016-A, 5.00% 2026		1,325	1,451
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2028		1,000	1,116
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2034		1,000	1,033
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2022		2,000	2,018
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2022		915	923
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2024		1,310	1,383
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2025		3,000	3,227
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, Assured Guaranty insured, 5.00% 2026		1,125	1,212
Ohlone Community College Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2023 (preref. 2022)		550	555
County of Orange, Airport Private Activity Rev. Ref. Bonds, Series 2019-B, 5.00% 2025		1,065	1,141
County of Orange, Airport Private Activity Rev. Ref. Bonds, Series 2019-A, 5.00% 2025		1,000	1,071
County of Orange, Airport Rev. Ref. Bonds, Series 2019-A, 5.00% 2022		1,000	1,006
County of Orange, Community Facs. Dist. No. 2016-1 (Village of Esencia), Special Tax Bonds, Series 2016-A, 5.00% 2026		570	612
County of Orange, Transportation Auth., Bond Anticipation Notes (I-405 Improvement Project), Series 2021, 5.00% 2024		2,000	2,121
County of Orange, Water Dist. Rev. Certs. of Part. (Interim Obligations), Series 2019-A, 2.00% 2023		2,725	2,723
City of Oxnard, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2024		250	263
City of Oxnard, Water Rev. Ref. Bonds, Series 2018, BAM insured, 5.00% 2022		700	702
City of Oxnard, Water Rev. Ref. Bonds, Series 2018, BAM insured, 5.00% 2024		450	473
Oxnard Unified School Dist., G.O. Bonds, 2012 Election, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2037 (preref. 2022)		500	505
Palo Alto Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2008-2, 0% 2031		1,000	737
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2026		630	679
Paramount Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1998 Election, Series 2001-B, Assured Guaranty Municipal insured, 0% 2025		3,000	2,744
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2026		250	273
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2027		200	222
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2028		285	319
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2029		400	454
Peralta Community College Dist., G.O. Rev. Ref. Bonds, Series 2014-A, 5.00% 2025		2,680	2,825
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA No. 4 and No. 5; CFD No. 2005-1 IA No. 4), Series 2017-B, 4.00% 2022		915	920
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2024		1,000	1,048
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 2028		185	197
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 2029		200	215
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 2030		215	226
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 2031		350	367
Pleasant Valley School Dist., G.O. Bonds, 2018 Election, Series A, 5.00% 2029 (preref. 2026)		645	710
Pollution Control Fncg. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2020, 0.60% 2040 (put 2023)		3,270	3,186
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2022 (escrowed to maturity)		440	444
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2022		850	858
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2022		500	506
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 2023		885	918
Public Fin. Auth., Electric System Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2023		730	756
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 2022		1,115	1,126

50	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 2029	USD	1,000	$1,104
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, Assured Guaranty Municipal insured, 5.00% 2023		500	518
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 2028		250	279
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 2030		250	286
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 2033		330	384
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 2034		350	406
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2028		450	468
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2029		500	522
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2031		520	543
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, Various State Prisons), Series 2019-D, 5.00% 2028		1,000	1,127
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 5.00% 2032		2,440	2,819
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2015-A, 5.00% 2023		790	815
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2024		1,650	1,751
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2028		5,005	5,622
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-D, 5.00% 2028		5,000	5,476
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2028		1,415	1,577
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2032		1,000	1,161
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2026		600	634
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2028		300	317
City of Redding, Joint Powers Fin. Auth., Electric System Rev. Bonds, Series 2015-A, 5.00% 2024		15	16
Rialto Unified School Dist., G.O. Bonds, 2010 Election, Series 2019, 3.00% 2026		600	611
Rialto Unified School Dist., G.O. Bonds, 2010 Election, Series 2019, 3.00% 2027		750	761
City of Richmond, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2025		200	210
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2032		240	259
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2022		400	404
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2023		1,075	1,116
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Hemet Project), Series 2014, BAM insured, 5.00% 2023		500	518
Riverside Community Properties Dev., Inc., Lease Rev. Bonds (Riverside County Law Building Project), Series 2013, 6.00% 2038 (preref. 2023)		2,585	2,727
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2025		350	373
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2026		400	427
Riverside Unified School Dist., G.O. Bonds, 2016 Election, Series 2019, 4.00% 2029		850	897
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024		1,000	1,045
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024		770	796
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-E, 5.00% 2027		1,015	1,116
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-E, 5.00% 2030		200	221
Sacramento Unified School Dist., G.O. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2030		1,000	1,050
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 2027		585	619
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2017-E, 5.00% 2027		555	613
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 2028		610	649
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 2029		635	679
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.25% 2024		1,300	1,307
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2022 (escrowed to maturity)		1,500	1,513
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2027		635	669
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2028		880	926
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2029		430	451
City of San Diego, Limited Obligation Rev. Bonds (Sanford Burnham Prebys Medical Discovery Institute Project), Series 2015-A, 5.00% 2022		200	203
City of San Diego, Public Facs. Fncg. Auth., Lease Rev. Bonds (Capital Improvement Projects), Series 2021-A, 5.00% 2030		200	232

Private Client Services Funds	51

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of San Diego, Public Facs. Fncg. Auth., Lease Rev. Bonds (Capital Improvement Projects), Series 2021-A, 5.00% 2031	USD	150	$173
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Bonds, Series 2020-A, 5.00% 2029		500	574
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 2026		255	261
County of San Diego, Grossmont Healthcare Dist., G.O. Rev. Ref. Bonds, Series 2021-E, 5.00% 2030		500	571
County of San Diego, Grossmont Healthcare Dist., G.O. Rev. Ref. Bonds, Series 2021-E, 5.00% 2031		625	720
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2027		400	439
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2028		320	356
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2029		585	655
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2013-A, 5.00% 2023 (escrowed to maturity)		245	253
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2022		3,990	4,012
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, 5.00% 2028		1,000	1,111
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, 5.00% 2029		1,000	1,119
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2031		1,405	1,576
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Bonds, Series 2021-B, 5.00% 2029		320	366
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Green Bonds, Series 2020-A, 5.00% 2028		850	963
County of San Diego, Water Auth. Rev. Ref. Bonds, Series 2013-A, 5.00% 2031 (preref. 2022)		900	915
County of San Diego, Water Auth. Rev. Ref. Green Bonds, Series 2021-A, 5.00% 2028		1,000	1,130
County of San Diego, Water Auth., Water Rev. Bonds, Series 2022-A, 5.00% 2028		250	282
County of San Diego, Water Auth., Water Rev. Bonds, Series 2022-A, 5.00% 2029		500	573
County of San Diego, Water Auth., Water Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 2028		1,285	1,448
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-SR-1, 4.00% 2031		3,000	3,113
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2015-R-4, 5.00% 2026		1,000	1,077
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2015-R-4, 5.00% 2027		3,000	3,229
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2016-R-5, 5.00% 2029		1,500	1,638
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-D-2, 5.00% 2024		1,000	1,047
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-B-2, 5.00% 2027		4,000	4,402
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2021-B-2, 5.00% 2031		2,780	3,174
City and County of San Francisco, G.O. Bonds (Earthquake Safety and Emergency Response), Series 2021-E-1, 5.00% 2028		1,450	1,647
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2022		305	308
City of San Francisco, Bay Area Rapid Transit Dist., G.O. Bonds, 2016 Election, Series 2020-C-1, 5.00% 2027		1,500	1,683
San Francisco Community College Dist., G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2027		1,525	1,693
San Francisco Unified School Dist., G.O. Bonds, 2016 Election, Series 2020-B, 4.00% 2022		1,000	1,003
San Francisco Unified School Dist., G.O. Bonds, 2016 Election, Series 2020-B, 4.00% 2029		1,000	1,065
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2022		25	25
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2023		40	41
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2024		65	68
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2025		90	96
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2026		155	167
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1997-A, National insured, 0% 2025		285	261
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, BAM insured, 5.00% 2029		500	558
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, BAM insured, 5.00% 2030		250	281
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-B, 5.00% 2032		1,250	1,405
City of San Jose, Fin. Auth., Lease Rev. Ref. Bonds (Civic Center Project), Series 2013-A, 5.00% 2030 (preref. 2023)		1,625	1,675
City of San Jose, G.O. Bonds (Disaster Preparedness, Public Safety and Infrastructure), Series 2021-A, 5.00% 2030		2,250	2,617
San Jose Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2006-C, National insured, 0% 2025		795	724
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2022		500	505
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2023		375	389

52	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2024	USD	500	$528
San Ramon Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2018, 5.00% 2024		1,000	1,057
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2022		310	313
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2024		530	555
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2025		375	392
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 1 (Santa Monica Schools), G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 2025		405	424
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 2 (Malibu Schools), G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 2024		1,235	1,278
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 2 (Malibu Schools), G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 2025		345	361
Santa Rosa High School Dist., G.O. Bonds, 2014 Election, Series 2021-E, BAM insured, 4.00% 2027		500	531
Santa Rosa High School Dist., G.O. Bonds, 2014 Election, Series 2021-E, BAM insured, 4.00% 2029		500	538
Saugus Union School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2006, FGIC-National insured, 0% 2024		1,210	1,136
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2024		500	523
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2025		1,110	1,180
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 4.00% 2027[2]		740	748
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 4.00% 2029[2]		805	809
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 2031[2]		875	911
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2014-A, 4.125% 2024		940	951
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2024[2]		585	608
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2015-A, 3.625% 2025[2]		600	604
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2026[2]		505	537
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2027[2]		600	643
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2022[2]		200	201
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2023[2]		225	231
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2024[2]		130	135
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2024[2]		100	104
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2025[2]		150	158
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2025[2]		105	110
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2026[2]		110	117
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2026[2]		105	112
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2027[2]		220	236
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2027[2]		100	107
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2028[2]		100	108
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2029[2]		100	108
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2030[2]		100	109
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2023		150	150
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2024		145	144
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2025		365	361
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2026		150	147
City of Signal Hill, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2023		500	519
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2019-A, 3.00% 2024		4,065	4,105
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2021-B, 0.50% 2026		5,040	4,573
Solano Community College Dist., G.O. Bonds, 2015 Election, Series 2013-A, 4.375% 2047 (preref. 2023)		595	611
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2020, 5.00% 2031		2,885	3,351
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2020, 5.00% 2032		500	586
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2020-1, 5.00% 2027		1,100	1,227
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2026		200	219
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2027		400	446

Private Client Services Funds	53

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Stanislaus Union School Dist., G.O. Rev. Ref. Bonds, Series 2019, BAM insured, 5.00% 2025	USD	500	$538
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Harriet Tubman Terrace Apartments), Series 2021-Q, 0.24% 2024 (put 2023)		7,000	6,844
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Washington Court Apartments), Series 2021-E, 0.22% 2023 (put 2022)		5,000	4,980
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2025		750	800
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2028		2,085	2,263
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2034		975	1,074
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2023		1,110	1,148
Statewide Communities Dev. Auth., Rev. Bonds (Cottage Health System Obligated Group), Series 2015, 5.00% 2043 (preref. 2024)		5,000	5,310
Statewide Communities Dev. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2014, Assured Guaranty Municipal insured, 5.00% 2022		750	760
Statewide Communities Dev. Auth., Rev. Bonds (Jewish Home of San Francisco), Series 2016, 5.00% 2026		575	633
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025		310	310
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2024		300	301
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2026 (preref. 2024)		200	211
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2023		500	510
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2024		390	406
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Rady Children’s Hospital), Series 2016-B, 5.00% 2028		860	970
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 5.00% 2031		3,000	3,351
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 5.00% 2032		3,500	3,886
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2022		1,000	1,001
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2029		1,250	1,338
Stockton Unified School Dist., G.O. Bonds, 2012 Election, Series 2018-C, BAM insured, 5.00% 2030		2,145	2,419
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2022		400	405
Sweetwater Union High School Dist., G.O. Bonds, 2006 Election, Series 2006, 4.00% 2026		515	531
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2025		1,715	1,806
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2026		6,000	6,310
Tobacco Securitization Auth. of Northern California, Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp.), Series 2021-A-1, 5.00% 2024		1,250	1,298
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 2025		1,000	1,052
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030		545	585
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2027		600	665
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2028		700	786
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2029		660	750
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2030		300	342
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2020, 5.00% 2031		1,600	1,831
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2024		860	909
Tustin Unified School Dist., Community Facs. Dist. No. 88-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2022		830	839
Twin Rivers Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2024		400	421
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, National insured, 0% 2022		175	174
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, MBIA insured, 0% 2023		1,500	1,454
Union City, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-A, 5.00% 2023		375	390
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 2031		1,150	1,339
Val Verde Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2023		600	613

54	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2028	USD	590	$642
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045		915	922
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 2049		2,580	2,634
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 2050		6,900	6,835
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2017-CQ, 4.00% 2047		1,225	1,247
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048		4,260	4,345
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049		2,465	2,516
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2020-CT, 3.00% 2050		4,885	4,838
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045		570	575
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2024		730	755
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2026		270	285
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2022		340	344
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 4.00% 2025		400	418
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2021-BD, 5.00% 2028		1,400	1,602
West Basin Municipal Water Dist., Rev. Ref. Bonds, Series 2021-A, 5.00% 2030		1,575	1,830
West Basin Municipal Water Dist., Rev. Ref. Bonds, Series 2021-A, 5.00% 2031		745	875
West Contra Costa Unified School Dist., G.O. Bonds, 2010 Election, Series 2020-F, Assured Guaranty Municipal insured, 4.00% 2028		600	640
West Contra Costa Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, Assured Guaranty Municipal insured, 4.00% 2030		900	966
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, 2005 Election, Series 2008-B, 6.00% 2027		3,000	3,490
Westminster School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-A-1, Assured Guaranty insured, 0% 2023		1,000	971
Whittier City School Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2030		825	861
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2029		215	231
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2030		235	253
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2031		260	280
Yosemite Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2010-D, 0% 2031		500	370
			527,006

Missouri 0.02%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038		85	86

Texas 0.08%
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Christus Health), Series 2018-A, 5.00% 2024		500	525

United States 0.46%
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 2033		2,888	2,878

Total bonds, notes & other debt instruments (cost: $557,175,000)			530,495

Short-term securities 14.59%
Municipals 14.59%
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-A, 0.30% 2035[1]		15,950	15,950
State of California, City of Irvine, Reassessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Series 1999, 0.28% 2024[1]		1,000	1,000
State of California, Irvine Ranch Water Dist. Nos. 105, 140, 240 and 250, Consolidated G.O. Bonds, Series 1993, 0.27% 2033[1]		16,200	16,200
State of California, Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2020, 0% 2023		2,000	1,923

Private Client Services Funds	55

Capital Group California Core Municipal Fund

Short-term securities (continued)	Principal amount (000)		Value (000)
Municipals (continued)
State of California, City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-2, 0.27% 2035[1]	USD	8,500	$8,500
State of California, City of Los Angeles, Dept. of Water and Power, Rev. Bonds, Series 2021-A-1, 0.27% 2050[1]		8,500	8,500
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 0.27% 2037[1]		3,605	3,605
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-1, 0.27% 2037[1]		750	750
State of California, Pollution Control Fncg. Auth., Environmental Impact Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 1997-B, 0.27% 2042[1]		10,600	10,600
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2021, 2.00% 6/30/2022		5,000	5,007
State of California, Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 2002, 0.30% 2024[1]		2,435	2,435
State of California, Regents of the University of California, General Rev. Bonds, Series 2013-AL-4, 0.26% 2048[1]		6,795	6,795
State of California, Regents of the University of California, General Rev. Bonds, Series 2013-AL-1, 0.26% 2048[1]		3,000	3,000
State of California, Regents of the University of California, General Rev. Bonds, Series 2013-AL-2, 0.30% 2048[1]		4,100	4,100
State of California, Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2007-B-1, 0.26% 2032[1]		3,755	3,755

Total short-term securities (cost: $92,182,000)			92,120
Total investment securities 98.63% (cost: $649,357,000)			622,615
Other assets less liabilities 1.37%			8,676

Net assets 100.00%			$631,291

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,696,000, which represented 1.06% of the net assets of the fund.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation at 4/30/2022 (000)
2 Year U.S. Treasury Note Futures	Short	351	June 2022	USD	(73,995)	$561
5 Year U.S. Treasury Note Futures	Short	60	June 2022		(6,761)	45
						$606

Key to abbreviations

Agcy. = Agency

Assn. = Association

Auth. = Authority

Certs. = Certificates

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

Part. = Participation

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD = U.S. dollars

56	Private Client Services Funds

Capital Group California Short-Term Municipal Fund	unaudited
Investment portfolio April 30, 2022

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 82.37%	Principal amount (000)		Value (000)
California 82.37%
City of Alhambra, Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2023	USD	450	$459
City of Anaheim, Housing and Public Improvements Auth., Rev. Bonds (Electric Utility Distribution System Improvements), Series 2020-A, 5.00% 2022		230	233
City of Anaheim, Housing and Public Improvements Auth., Rev. Bonds (Electric Utility Distribution System Improvements), Series 2020-A, 5.00% 2023		200	208
City of Beaumont, Wastewater Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2022		225	228
City of Burbank, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015, BAM insured, 5.00% 2022		500	510
Trustees of the California State University, Systemwide Rev. Bonds, Series 2013-A, 5.00% 2023		400	417
Trustees of the California State University, Systemwide Rev. Bonds, Series 2020-A, 5.00% 2024		800	850
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)		650	661
Central Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, 4.00% 2024		395	408
Chino Basin Regional Fin. Auth., Rev. Notes (Inland Empire Utilities Interim Fncg.), Series 2020-B, 4.00% 2025		500	522
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 2023		395	400
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 2024		410	416
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 2025		430	437
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 2026		445	451
Citrus Community College Dist., G.O. Bonds, 2020 Election, Series 2021-A, 4.00% 2025		370	387
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2006-B, Assured Guaranty insured, 0% 2026		1,205	1,058
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 4.00% 2022		350	351
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 5.00% 2025		125	134
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 5.00% 2027		500	557
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 2024		400	408
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 2025		410	421
East Side Union High School Dist., G.O. Rev. Ref. Bonds, Series 2020, BAM insured, 5.00% 2025		845	910
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 2023		255	259
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 2025		275	282
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 2026		285	293
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 5.00% 2024		225	237
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 5.00% 2026		300	329
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2021-A, 5.00% 2025		425	453
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2022		845	855
Fowler Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 4.00% 2024		745	769
G.O. Bonds, Series 2021, 5.00% 2027		1,475	1,650
G.O. Bonds, Series 2022, 5.00% 2027		1,000	1,110
G.O. Bonds, Series 2013-E, (SIFMA Municipal Swap Index + 0.43%) 0.87% 2029 (put 2023)[1]		500	500

Private Client Services Funds	57

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Glendale Community College Dist., G.O. Rev. Ref. Bonds, 2016 Election, Series 2020-B, 4.00% 2023	USD	500	$512
Glendale Unified School Dist., G.O. Bonds, 2011 Election, Series 2020-E, 4.00% 2024		475	492
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2024		410	420
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2025		400	431
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 5.00% 2022		300	304
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-3, 2.00% 2036 (put 2025)		1,000	979
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-2, 4.00% 2036 (put 2024)		110	114
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2022 (escrowed to maturity)		200	204
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2025		400	433
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2026 (preref. 2025)		275	299
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2046 (preref. 2025)		250	272
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 5.00% 2024		680	713
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 1.70% 2033 (put 2022)		750	750
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2022)		1,200	1,218
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2026		700	770
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 4.00% 2024		500	516
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2022		265	265
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2021-B-2, 3.00% 2047 (put 2026)		1,500	1,518
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 2023		1,000	1,031
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (The Broad), Series 2021-A, 5.00% 2026		585	639
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2024		965	1,018
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, 4.00% 2027		285	298
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2028		275	293
County of Kern, Water Agcy., Improvement Dist. No. 4, Water Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2023		800	824
Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bonds, 2016 Election, Series 2020-C, 4.00% 2026		645	681
Kings Canyon Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022		470	474
La Canada Unified School Dist., G.O. Bonds, 2017 Election, Series 2020-B, 4.00% 2022		270	272
La Canada Unified School Dist., G.O. Bonds, 2017 Election, Series 2020-B, 4.00% 2023		260	266
La Canada Unified School Dist., G.O. Bonds, 2017 Election, Series 2020-B, 4.00% 2024		425	440
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2026		195	206
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2027		210	223
Los Altos Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 1997-C, National insured, 0% 2022		460	460
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-B, 3.00% 2022		1,000	1,003
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2013-A, 5.00% 2022		590	594
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2014-D, 4.00% 2023		500	511
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2014-B, 5.00% 2023		825	853
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2016-B, 5.00% 2024		800	845
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 2028		500	566
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 2025		500	539
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 2026		300	330
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2013-A, 2.00% 2023		500	501
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 2025		1,500	1,614
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 2026		400	438
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 5.00% 2025		750	806
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014-A, 5.00% 2022		250	252
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015-A, 5.00% 2023		685	708
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 2026		230	234
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 4.00% 2022		250	251
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2026		755	793
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016, 5.00% 2023		160	166

58	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2021, 5.00% 2026	USD	635	$697
Mountain View Whisman School Dist., G.O. Bonds, 2012 Election, Series 2016-B, 5.00% 2025		610	661
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Walnut Apartments), Series 2021-A, 0.45% 2024 (put 2023)		625	602
Municipal Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Capital Appreciation Bonds, Series 2010, Assured Guaranty Municipal insured, 0% 2023		260	252
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 5.00% 2025		400	423
Napa Valley Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013, 5.00% 2024 (preref. 2023)		250	259
New Haven Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2012, Assured Guaranty Municipal insured, 0% 2023		965	936
Northern California Energy Auth., Commodity Supply Rev. Bonds, Series 2018, 4.00% 2049 (put 2024)		1,460	1,485
County of Orange, Sanitation Dist., Wastewater Rev. Ref. Obligations, Series 2021-A, 5.00% 2026		750	819
County of Orange, Water Dist. Rev. Ref. Bonds, Series 2019-C, 5.00% 2024		500	530
Pasadena Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, 5.00% 2024		655	694
Peralta Community College Dist., G.O. Bonds, 2006 Election, Series 2020-E-1, 5.00% 2025		1,000	1,076
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA No. 4 and No. 5; CFD No. 2005-1 IA No. 4), Series 2017-B, 5.00% 2024		990	1,036
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 2024		240	248
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 2025		400	419
Pittsburg Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2010 Election, Series 2012-C, 0% 2047 (preref. 2022)		200	47
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2026		440	453
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2014-E, 5.00% 2022		500	506
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2024		505	536
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2024		330	350
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2025		1,330	1,430
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2027		250	275
Public Works Board, Lease Rev. Ref. Bonds (Various State Office Buildings), Series 2015-F, 5.00% 2024		150	157
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (Grantline), Special Tax Bonds, Series 2021-B, 3.00% 2024		85	84
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (Grantline), Special Tax Bonds, Series 2021-B, 4.00% 2026		105	107
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (Grantline), Special Tax Bonds, Series 2021-B, 4.00% 2028		120	122
Ravenswood City School Dist., G.O. Bonds, 2016 Election, Series 2016, 5.00% 2023		445	461
City of Redding, Electric System Rev. Ref. Bonds, Series 2018, 5.00% 2022		725	727
City of Richmond, Wastewater Rev. Ref. Bonds, Series 2019-B, 5.00% 2023		940	974
Riverside Unified School Dist., G.O. Bonds, 2016 Election, Series 2019, 4.00% 2024		125	129
Robla School Dist., G.O. Bonds, 2018 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2022		740	745
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2022		620	625
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024		115	119
City of Sacramento, Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2018-F, 5.00% 2026		500	548
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 2023		450	460
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 2024		520	536
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2026		490	515
City of San Diego, Public Facs. Fncg. Auth., Lease Rev. Bonds (Capital Improvement Projects), Series 2021-A, 5.00% 2027		255	286
City of San Diego, Public Facs. Fncg. Auth., Sewer Rev. Bonds, Series 2022-A, 5.00% 2027		500	557
City of San Diego, Public Fin. Auth., Water Rev. Bonds, Series 2020-A, 5.00% 2022		335	338
County of San Diego, Grossmont Healthcare Dist., G.O. Rev. Ref. Bonds, Series 2021-E, 5.00% 2028		320	358
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2023		500	515
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2024		500	523
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2022		1,000	1,006
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Bonds, Series 2021-B, 5.00% 2026		140	153
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2009-D-2, 4.00% 2023 (escrowed to maturity)		400	408
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2016-A-2, 5.00% 2024		400	419
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-D-2, 5.00% 2026		500	542

Private Client Services Funds	59

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City and County of San Francisco, G.O. Bonds (Earthquake Safety and Emergency Response), Series 2021-E-1, 5.00% 2025	USD	815	$878
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2022		250	252
San Francisco Community College Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2024		865	910
San Gabriel Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2012-B, 0% 2023		200	194
City of San Jacinto, Community Facs. Dist. No. 2002-1 (Rancho San Jacinto Phase 2), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 2027		900	969
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, BAM insured, 5.00% 2026		440	474
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2022		155	156
Santa Monica-Malibu Unified School Dist., Certs. of Part., Capital Appreciation Notes, Series 2001-C, National insured, 0% 2022		100	99
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 1 (Santa Monica Schools), G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 2024		485	502
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 1 (Santa Monica Schools), G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 2025		335	351
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2021-B, 0.50% 2026		1,025	930
Southern California Public Power Auth., Rev. Ref. Bonds (Milford Wind Corridor Phase I Project), Series 2019-1, 5.00% 2022		200	201
Southern California Public Power Auth., Rev. Ref. Green Bonds (Linden Wind Energy Project), Series 2020-A, 5.00% 2024		550	574
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2024		520	549
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-B, 4.00% 2022		310	312
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2022		265	268
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2023		250	257
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 4.00% 2023		660	677
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Harriet Tubman Terrace Apartments), Series 2021-Q, 0.24% 2024 (put 2023)		2,000	1,956
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Washington Court Apartments), Series 2021-E, 0.22% 2023 (put 2022)		1,000	996
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2023		135	138
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2024		200	210
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2025		415	443
Statewide Communities Dev. Auth., Rev. Bonds (Cottage Health System Obligated Group), Series 2015, 5.00% 2043 (preref. 2024)		1,500	1,593
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 5.00% 2022		700	704
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 5.00% 2026		325	355
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025		155	155
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 5.00% 2029		1,865	2,058
Torrance Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-B-1, 0% 2023		250	243
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022		450	454
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2025		500	537
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2026		550	601
Twin Rivers Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2027		225	247
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, MBIA insured, 0% 2023		440	426
Regents of the University of California, Limited Project Rev. Bonds, Series 2012-G, 5.00% 2022		150	150
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, BAM insured, 4.00% 2023		450	460
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045		405	408
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 2049		1,205	1,230
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 2050		1,360	1,347
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2017-CQ, 4.00% 2047		580	590
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048		1,070	1,091
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2020-CT, 3.00% 2050		1,950	1,931
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045		575	580

60	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
West Contra Costa Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, Assured Guaranty Municipal insured, 4.00% 2024	USD	300	$310
West Contra Costa Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, Assured Guaranty Municipal insured, 4.00% 2026		640	673
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 2024		250	264
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2022		100	101
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2022		120	121
Whittier Union High School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2022		300	303
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 2026		160	167
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2027		180	192
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2028		200	214

Total bonds, notes & other debt instruments (cost: $104,562,000)			100,451

Short-term securities 18.04%
Municipals 18.04%
State of California, Irvine Ranch Water Dist. Nos. 105, 140, 240 and 250, Consolidated G.O. Bonds, Series 1993, 0.27% 2033[1]		2,300	2,300
State of California, City of Los Angeles, Dept. of Water and Power, Rev. Bonds, Series 2021-A-1, 0.27% 2050[1]		4,000	4,000
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 0.27% 2037[1]		3,500	3,500
State of California, Pollution Control Fncg. Auth., Environmental Impact Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 1997-B, 0.27% 2042[1]		6,500	6,500
State of California, Regents of the University of California, General Rev. Bonds, Series 2013-AL-1, 0.26% 2048[1]		2,400	2,400
State of California, Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2007-B-1, 0.26% 2032[1]		3,300	3,300

Total short-term securities (cost: $22,000,000)			22,000
Total investment securities 100.41% (cost: $126,562,000)			122,451
Other assets less liabilities (0.41%)			(494)

Net assets 100.00%			$121,957

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation at 4/30/2022 (000)
2 Year U.S. Treasury Note Futures	Short	60	June 2022	USD(12,649)	$62

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

Auth. = Authority

Certs. = Certificates

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

Part. = Participation

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD = U.S. dollars

Private Client Services Funds	61

Capital Group Core Bond Fund	unaudited
Investment portfolio April 30, 2022

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury bonds & notes†	45.32%
AAA/Aaa	20.42
AA/Aa	9.02
A/A	15.33
BBB/Baa	8.51
Short-term securities & other assets less liabilities	1.40
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 98.60%	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes 42.18%
U.S. Treasury 32.18%
U.S. Treasury 0.125% 2022	USD	27,000		$26,977
U.S. Treasury 1.50% 2022		1,920		1,922
U.S. Treasury 1.75% 2022		—	[1]	—	[1]
U.S. Treasury 2.125% 2022		3,000		3,007
U.S. Treasury 0.125% 2023		10,000		9,875
U.S. Treasury 0.125% 2023		2,000		1,922
U.S. Treasury 0.25% 2023		437		424
U.S. Treasury 0.375% 2023		82		79
U.S. Treasury 1.25% 2023		1,000		986
U.S. Treasury 1.375% 2023		1,275		1,262
U.S. Treasury 1.375% 2023		1,000		986
U.S. Treasury 1.75% 2023		1,000		996
U.S. Treasury 2.00% 2023		2,000		2,002
U.S. Treasury 2.125% 2023		3,415		3,391
U.S. Treasury 2.25% 2023		500		497
U.S. Treasury 2.50% 2023		1,050		1,052
U.S. Treasury 2.75% 2023		4,542		4,569
U.S. Treasury 2.75% 2023		2,250		2,256
U.S. Treasury 1.75% 2024		4,000		3,909
U.S. Treasury 2.00% 2024		3,288		3,235
U.S. Treasury 2.125% 2024[2]		3,500		3,465
U.S. Treasury 2.25% 2024		4,538		4,498
U.S. Treasury 2.25% 2024[2]		3,713		3,679
U.S. Treasury 2.25% 2024		1,820		1,807
U.S. Treasury 2.75% 2024		2,500		2,503
U.S. Treasury 0.50% 2025		4,452		4,155
U.S. Treasury 1.375% 2025		8,128		7,803
U.S. Treasury 2.00% 2025		2,000		1,952

62	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.625% 2025	USD	6,600	$6,525
U.S. Treasury 2.625% 2025		1,429	1,418
U.S. Treasury 7.625% 2025[2]		481	543
U.S. Treasury 0.50% 2026		3,500	3,189
U.S. Treasury 0.75% 2026		1,150	1,055
U.S. Treasury 0.75% 2026		32	29
U.S. Treasury 0.875% 2026		4,928	4,500
U.S. Treasury 1.625% 2026		3,000	2,856
U.S. Treasury 1.75% 2026		12,140	11,500
U.S. Treasury 1.125% 2027		477	438
U.S. Treasury 2.25% 2027		8,420	8,146
U.S. Treasury 2.25% 2027		2,200	2,121
U.S. Treasury 2.50% 2027		11,270	11,036
U.S. Treasury 1.375% 2028		1,000	904
U.S. Treasury 1.50% 2028[2]		13,500	12,303
U.S. Treasury 2.625% 2029		5,660	5,538
U.S. Treasury 1.875% 2032		12,046	10,994
U.S. Treasury 2.00% 2050[2]		1,000	806
U.S. Treasury 1.875% 2051		369	289
			183,399

U.S. Treasury inflation-protected securities 10.00%
U.S. Treasury Inflation-Protected Security 0.125% 2025[3]		14,107	14,589
U.S. Treasury Inflation-Protected Security 0.125% 2025[3]		1,093	1,131
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]		8,742	9,086
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]		1,316	1,376
U.S. Treasury Inflation-Protected Security 0.125% 2026[3]		12,557	12,926
U.S. Treasury Inflation-Protected Security 0.875% 2029[3]		5,141	5,503
U.S. Treasury Inflation-Protected Security 0.125% 2030[2,3]		12,209	12,391
			57,002

Total U.S. Treasury bonds & notes			240,401

Corporate bonds, notes & loans 27.86%
Financials 9.45%
ACE INA Holdings, Inc. 2.875% 2022		150	151
ACE INA Holdings, Inc. 3.35% 2026		45	45
ACE INA Holdings, Inc. 4.35% 2045		50	49
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026		1,637	1,458
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028		1,190	1,036
Allstate Corp. 0.75% 2025		637	580
Allstate Corp. 3.28% 2026		175	173
American International Group, Inc. 2.50% 2025		2,000	1,924
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[4]		1,108	1,000
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[4]		935	840
Bank of America Corp. 2.551% 2028 (USD-SOFR + 1.05% on 2/4/2027)[4]		1,860	1,720
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[4]		1,385	1,128
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[4]		748	643
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[4,5]		475	405
Citigroup, Inc. 4.45% 2027		400	397
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[4]		1,283	1,102
Citigroup, Inc. 2.666% 2031 (USD-SOFR + 1.146% on 1/29/2030)[4]		502	437
Corebridge Financial, Inc. 3.50% 2025[5]		1,028	1,019
Corebridge Financial, Inc. 3.65% 2027[5]		1,462	1,420
Corebridge Financial, Inc. 3.85% 2029[5]		497	475
Corebridge Financial, Inc. 3.90% 2032[5]		281	264
Credit Suisse Group AG 3.80% 2023		500	502
Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[4]		1,500	1,334
Goldman Sachs Group, Inc. 1.757% 2025 (USD-SOFR + 0.73% on 1/24/2024)[4]		2,500	2,416

Private Client Services Funds	63

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Goldman Sachs Group, Inc. 0.855% 2026 (USD-SOFR + 0.609% on 2/12/2025)[4]	USD	400	$365
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[4]		750	671
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[4]		679	611
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[4]		725	697
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[4]		708	573
Goldman Sachs Group, Inc. 4.017% 2038 (3-month USD-LIBOR + 1.373% on 10/31/2037)[4]		175	160
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[4]		1,125	1,125
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[4]		1,165	1,118
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[4]		1,500	1,349
JPMorgan Chase & Co. 4.08% 2026 (USD-SOFR + 1.32% on 4/26/2025)[4]		1,500	1,497
JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[4]		1,250	1,246
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[4]		232	199
Lloyds Banking Group PLC 4.375% 2028		200	198
Marsh & McLennan Companies, Inc. 3.875% 2024		495	501
Marsh & McLennan Companies, Inc. 2.25% 2030		715	620
Metropolitan Life Global Funding I 0.95% 2025[5]		757	700
Metropolitan Life Global Funding I 1.875% 2027[5]		1,500	1,376
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[4]		995	930
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[4]		1,640	1,596
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[4]		1,386	1,238
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[4]		954	859
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[4]		461	406
National Australia Bank, Ltd. 1.887% 2027[5]		1,500	1,382
National Securities Clearing Corp. 0.40% 2023[5]		3,000	2,879
New York Life Global Funding 2.25% 2022[5]		305	305
New York Life Global Funding 0.90% 2024[5]		2,000	1,892
Northwestern Mutual Global Funding 0.80% 2026[5]		1,778	1,613
Toronto-Dominion Bank 0.45% 2023		1,353	1,311
Toronto-Dominion Bank 1.45% 2025		1,500	1,424
Toronto-Dominion Bank 1.25% 2026		1,005	902
Toronto-Dominion Bank 1.95% 2027		1,250	1,148
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[4]		998	959
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[4]		1,715	1,498
			53,866

Consumer discretionary 4.34%
Amazon.com, Inc. 0.25% 2023		1,175	1,151
Amazon.com, Inc. 0.45% 2024		1,175	1,122
Amazon.com, Inc. 0.80% 2025		1,544	1,443
Amazon.com, Inc. 1.20% 2027		1,287	1,153
Amazon.com, Inc. 1.65% 2028		1,175	1,046
American Honda Finance Corp. 0.75% 2024		2,145	2,031
American Honda Finance Corp. 1.30% 2026		1,535	1,397
American Honda Finance Corp. 2.30% 2026		80	76
American Honda Finance Corp. 3.50% 2028		325	320
Bayerische Motoren Werke AG 0.75% 2024[5]		1,250	1,184
Bayerische Motoren Werke AG 0.80% 2024[5]		1,225	1,170
Bayerische Motoren Werke AG 1.25% 2026[5]		813	739
Daimler Trucks Finance North America, LLC 3.50% 2025[5]		1,200	1,189
Daimler Trucks Finance North America, LLC 2.00% 2026[5]		1,000	915
Daimler Trucks Finance North America, LLC 3.65% 2027[5]		275	268
Daimler Trucks Finance North America, LLC 2.375% 2028[5]		325	287
Home Depot, Inc. 1.50% 2028		1,840	1,617
Hyundai Capital America 0.80% 2023[5]		1,200	1,173
Hyundai Capital America 1.80% 2025[5]		481	444
Hyundai Capital America 2.375% 2027[5]		387	345
Hyundai Capital America 2.10% 2028[5]		350	301
McDonald’s Corp. 3.70% 2026		135	135
McDonald’s Corp. 3.50% 2027		185	183
NIKE, Inc. 2.375% 2026		615	589

64	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Stellantis Finance US, Inc. 1.711% 2027[5]	USD	1,000	$888
Stellantis Finance US, Inc. 2.691% 2031[5]		900	745
Toyota Motor Credit Corp. 0.625% 2024		2,145	2,025
Toyota Motor Credit Corp. 0.80% 2026		890	807
			24,743

Industrials 2.16%
Avolon Holdings Funding, Ltd. 3.95% 2024[5]		743	731
Avolon Holdings Funding, Ltd. 4.375% 2026[5]		925	892
Boeing Company 5.04% 2027		1,021	1,034
Boeing Company 3.25% 2028		1,095	1,011
Canadian Pacific Railway, Ltd. 1.75% 2026		222	204
Emerson Electric Co. 1.80% 2027		383	347
General Dynamics Corp. 1.15% 2026		1,000	910
Honeywell International, Inc. 2.15% 2022		1,160	1,161
Honeywell International, Inc. 2.30% 2024		878	867
Masco Corp. 1.50% 2028		782	667
Raytheon Technologies Corp. 3.20% 2024		275	276
Siemens AG 0.40% 2023[5]		1,140	1,119
Siemens AG 0.65% 2024[5]		1,425	1,362
Siemens AG 1.20% 2026[5]		808	737
Union Pacific Corp. 3.75% 2025		230	232
Union Pacific Corp. 2.15% 2027		793	743
United Technologies Corp. 3.65% 2023		27	27
			12,320

Communication services 2.08%
Alphabet, Inc. 0.80% 2027		490	431
Alphabet, Inc. 1.10% 2030		500	410
AT&T, Inc. 1.65% 2028		1,065	930
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.908% 2025		165	168
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031		502	417
Comcast Corp. 3.95% 2025		539	546
Comcast Corp. 1.95% 2031		704	596
Magallanes, Inc. 3.638% 2025[5]		1,143	1,125
Magallanes, Inc. 3.755% 2027[5]		880	852
Magallanes, Inc. 4.054% 2029[5]		359	343
Netflix, Inc. 4.875% 2028		475	466
Netflix, Inc. 5.875% 2028		250	258
Netflix, Inc. 6.375% 2029		25	27
SBA Tower Trust 1.631% 2026[5]		983	907
Take-Two Interactive Software, Inc. 3.30% 2024		551	548
Take-Two Interactive Software, Inc. 3.70% 2027		367	360
Take-Two Interactive Software, Inc. 4.00% 2032		217	207
T-Mobile US, Inc. 3.75% 2027		1,119	1,089
Verizon Communications, Inc. 3.00% 2027		450	431
Verizon Communications, Inc. 2.10% 2028		1,250	1,121
Verizon Communications, Inc. 2.355% 2032[5]		710	597
			11,829

Consumer staples 1.83%
7-Eleven, Inc. 0.95% 2026[5]		250	224
7-Eleven, Inc. 1.30% 2028[5]		175	149
Altria Group, Inc. 2.35% 2025		156	149
Altria Group, Inc. 4.40% 2026		117	118
Altria Group, Inc. 3.40% 2030		89	80
British American Tobacco PLC 3.462% 2029		1,850	1,650
Coca-Cola Company 1.00% 2028		1,625	1,409
Constellation Brands, Inc. 3.20% 2023		386	387

Private Client Services Funds	65

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Constellation Brands, Inc. 2.875% 2030	USD	239	$213
Keurig Dr Pepper, Inc. 3.20% 2030		500	457
Molson Coors Brewing Co. 3.00% 2026		245	233
Nestlé Holdings, Inc. 1.00% 2027[5]		1,640	1,441
Nestlé Holdings, Inc. 1.50% 2028[5]		1,750	1,541
PepsiCo, Inc. 1.625% 2030		85	73
Philip Morris International, Inc. 1.50% 2025		274	258
Philip Morris International, Inc. 0.875% 2026		566	508
Procter & Gamble Company 0.55% 2025		796	733
Procter & Gamble Company 1.00% 2026		362	331
Procter & Gamble Company 3.00% 2030		495	471
			10,425

Health care 1.79%
Abbott Laboratories 3.40% 2023		98	99
Abbott Laboratories 3.75% 2026		292	295
Aetna, Inc. 2.80% 2023		55	55
AmerisourceBergen Corp. 0.737% 2023		853	840
AstraZeneca Finance LLC 1.20% 2026		600	546
AstraZeneca Finance LLC 1.75% 2028		444	396
AstraZeneca PLC 3.375% 2025		445	443
Baxter International, Inc. 2.272% 2028[5]		979	873
Becton, Dickinson and Company 3.734% 2024		17	17
Boston Scientific Corp. 3.45% 2024		296	296
CVS Health Corp. 1.30% 2027		1,134	994
CVS Health Corp. 4.30% 2028		282	283
GlaxoSmithKline PLC 3.375% 2023		750	756
HCA, Inc. 3.375% 2029[5]		483	445
Merck & Co., Inc. 1.90% 2028		1,138	1,027
Novartis Capital Corp. 1.75% 2025		1,006	970
Novartis Capital Corp. 2.00% 2027		275	259
Pfizer, Inc. 2.95% 2024		485	485
Shire PLC 2.875% 2023		48	48
Thermo Fisher Scientific, Inc. 1.75% 2028		385	340
UnitedHealth Group, Inc. 1.15% 2026		495	451
UnitedHealth Group, Inc. 2.00% 2030		148	128
UnitedHealth Group, Inc. 2.30% 2031		200	175
			10,221

Utilities 1.58%
Ameren Corp. 2.50% 2024		373	366
Connecticut Light and Power Co. 3.20% 2027		1,025	1,002
Duke Energy Progress, LLC 3.375% 2023		786	792
Duke Energy Progress, LLC 3.70% 2028		200	198
Florida Power & Light Company 2.85% 2025		225	222
NextEra Energy Capital Holdings, Inc. 2.25% 2030		1,276	1,092
Pacific Gas and Electric Co. 3.45% 2025		150	144
Pacific Gas and Electric Co. 3.75% 2028		150	138
Pacific Gas and Electric Co. 2.50% 2031		175	139
Pacific Gas and Electric Co. 3.30% 2040		50	36
Southern California Edison Co. 0.975% 2024		925	875
Southern California Edison Co. 3.70% 2025		1,000	999
Southern California Edison Co. 2.85% 2029		1,000	903
Tampa Electric Co. 2.60% 2022		350	350
Virginia Electric and Power Co. 3.10% 2025		1,040	1,027
Xcel Energy, Inc. 3.35% 2026		749	733
			9,016

66	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology 1.47%
Adobe, Inc. 1.90% 2025	USD	647	$625
Analog Devices, Inc. 1.70% 2028		418	367
Apple, Inc. 0.70% 2026		1,135	1,037
Apple, Inc. 1.20% 2028		1,418	1,243
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027		185	181
Broadcom, Inc. 1.95% 2028[5]		123	107
Broadcom, Ltd. 3.625% 2024		270	272
Fidelity National Information Services, Inc. 1.15% 2026		783	709
Fidelity National Information Services, Inc. 1.65% 2028		129	112
Fiserv, Inc. 3.20% 2026		670	649
Fiserv, Inc. 2.25% 2027		527	483
Fortinet, Inc. 1.00% 2026		696	620
Intuit, Inc. 0.95% 2025		255	236
Intuit, Inc. 1.35% 2027		235	209
Microsoft Corp. 2.40% 2026		500	483
Oracle Corp. 2.30% 2028		668	583
PayPal Holdings, Inc. 1.65% 2025		481	455
			8,371

Energy 1.47%
Boardwalk Pipeline Partners LP 4.95% 2024		460	471
BP Capital Markets PLC 4.234% 2028		437	439
Canadian Natural Resources, Ltd. 2.05% 2025		996	939
Enbridge Energy Partners LP 5.875% 2025		230	244
Energy Transfer Partners LP 4.20% 2023		155	157
Energy Transfer Partners LP 4.50% 2024		90	91
Equinor ASA 3.625% 2028		165	163
Exxon Mobil Corp. 2.019% 2024		127	124
Exxon Mobil Corp. 2.44% 2029		183	168
Kinder Morgan, Inc. 3.15% 2023		495	496
MPLX LP 3.375% 2023		75	75
MPLX LP 4.00% 2028		350	340
ONEOK, Inc. 4.55% 2028		638	636
ONEOK, Inc. 6.35% 2031		469	513
Phillips 66 3.85% 2025		1,253	1,262
Pioneer Natural Resources Company 1.125% 2026		238	216
SA Global Sukuk, Ltd. 1.602% 2026[5]		1,505	1,388
Saudi Arabian Oil Co. 1.625% 2025[5]		200	186
Schlumberger BV 4.00% 2025[5]		165	166
Williams Companies, Inc. 3.50% 2030		248	231
Williams Companies, Inc. 2.60% 2031		45	39
			8,344

Real estate 1.11%
Alexandria Real Estate Equities, Inc. 3.95% 2028		60	59
Alexandria Real Estate Equities, Inc. 1.875% 2033		596	469
American Campus Communities, Inc. 3.75% 2023		300	302
American Campus Communities, Inc. 4.125% 2024		415	420
American Tower Corp. 1.45% 2026		982	877
American Tower Corp. 1.60% 2026		717	652
Corporate Office Properties LP 2.75% 2031		294	250
Equinix, Inc. 1.80% 2027		326	287
Equinix, Inc. 2.00% 2028		433	377
Essex Portfolio LP 3.50% 2025		490	487
Gaming and Leisure Properties, Inc. 3.35% 2024		242	239
Public Storage 1.85% 2028		553	493

Private Client Services Funds	67

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Public Storage 1.95% 2028	USD	770	$685
Scentre Group 3.50% 2025[5]		250	248
Sun Communities Operating LP 2.30% 2028		559	491
			6,336

Materials 0.58%
Air Products and Chemicals, Inc. 1.50% 2025		757	711
Dow Chemical Co. 3.625% 2026		250	249
Dow Chemical Co. 2.10% 2030		1,000	849
DowDuPont, Inc. 4.493% 2025		515	525
LYB International Finance III, LLC 2.25% 2030		496	422
Vale Overseas, Ltd. 3.75% 2030		587	531
			3,287

Total corporate bonds, notes & loans			158,758

Asset-backed obligations 10.82%
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[5,6]		750	744
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[5,6]		539	505
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[5,6]		138	132
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[5,6]		462	459
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[5,6]		1,136	1,087
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[5,6]		521	507
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.994% 2030[5,6,7]		708	707
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.994% 2030[5,6,7]		492	489
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 2.056% 2028[5,6,7]		913	910
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.48% 2030[5,6,7]		1,095	1,087
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[5,6]		90	85
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[5,6]		176	171
CarMaxAuto Owner Trust, Series 2019-2, Class A3, 2.68% 2024[6]		199	200
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 2024[6]		805	807
CarMaxAuto Owner Trust, Series 2019-2, Class B, 3.01% 2024[6]		775	776
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[6]		1,150	1,152
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[5,6]		586	530
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[5,6]		181	159
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 2.195% 2030[5,6,7]		1,557	1,548
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[5,6]		1,003	932
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[5,6]		163	146
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[5,6]		262	245
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[5,6]		92	83
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[5,6]		452	412
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[5,6]		404	370
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2046[5,6]		524	473
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 2026[5,6]		682	681
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[6]		1,614	1,616
Drivetime Auto Owner Trust, Series 2020-1, Class B, 2.16% 2024[5,6]		86	86
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 2.024% 2028[5,6,7]		1,614	1,608
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[5,6]		77	70
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 2028[5,6]		1,201	1,190
Exeter Automobile Receivables Trust, Series 2021-4A, Class A3, 0.68% 2025[6]		628	619
First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.45% 2026[5,6]		160	158
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[5,6]		237	216
Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.04% 2024[6]		271	270
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[5,6]		582	558
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 2033[5,6]		439	402
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[5,6]		156	147
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[5,6]		423	383
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[5,6]		1,256	1,171
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[5,6]		839	782
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[5,6]		1,016	925

68	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[5,6]	USD	1,138	$1,070
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[5,6]		122	115
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 2026[5,6]		614	581
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 2026[5,6]		1,200	1,191
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[5,6]		1,234	1,105
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[5,6]		132	119
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 2028[5,6]		1,680	1,543
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 2028[5,6]		1,250	1,238
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[6]		268	269
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 2.044% 2029[5,6,7]		524	522
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 2.098% 2030[5,6,7]		1,665	1,657
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 2.194% 2029[5,6,7]		597	595
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[5,6]		1,100	1,065
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[5,6]		380	369
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[5,6]		136	127
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[5,6]		655	617
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[5,6]		1,455	1,367
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[5,6]		1,167	1,060
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[5,6]		1,563	1,461
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[5,6]		781	724
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[5,6]		1,466	1,354
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[5,6]		2,723	2,447
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 2.154% 2030[5,6,7]		529	525
Nissan Auto Receivables Owner Trust, Series 2019-A, Class A-3, 2.90% 2023[6]		66	66
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[5,6]		288	270
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 1.844% 2029[5,6,7]		1,371	1,361
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.963% 2029[5,6,7]		162	161
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 2.444% 2029[5,6,7]		856	851
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.498% 2028[5,6,7]		332	331
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.984% 2030[5,6,7]		1,390	1,386
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49% 2025[6]		158	158
SMB Private Education Loan Trust, Series 2021-A, Class A1, (1-month USD-LIBOR + 0.50%) 1.054% 2053[5,6,7]		18	18
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[5,6]		220	200
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[5,6]		633	577
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 2.124% 2030[5,6,7]		895	891
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[5,6]		965	880
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[5,6]		857	796
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[5,6]		342	321
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[5,6]		479	451
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[5,6]		188	168
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[5,6]		1,104	1,009
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[5,6]		1,250	1,232
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[5,6]		445	417
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 2.57% 2023[6]		242	243
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[5,6]		1,109	1,013
Triton Container Finance VIII LLC, Series 2021-1, Class A, 1.86% 2046[5,6]		747	665
Westlake Automobile Receivables Trust, Series 2021-3A, Class A2, 0.57% 2024[5,6]		1,471	1,457
			61,641

Mortgage-backed obligations 10.01%
Federal agency mortgage-backed obligations 5.79%
Fannie Mae Pool #889995 5.50% 2038[6]		139	147
Fannie Mae Pool #MA4387 2.00% 2041[6]		804	723
Fannie Mae Pool #AI5236 5.00% 2041[6]		253	270
Fannie Mae Pool #AI8806 5.00% 2041[6]		44	47
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[6]		3	3
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[6]		7	7
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[6,7]		2	2
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[6]		249	248
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[6]		13	13
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.478% 2023[6,7]		237	236

Private Client Services Funds	69

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.631% 2024[6,7]	USD	232	$229
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.639% 2024[6,7]		401	399
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.662% 2024[6,7]		267	263
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[6]		26	26
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[6]		295	290
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[6]		450	441
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[6]		43	43
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[6]		204	200
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[6,7]		454	451
Freddie Mac, Series 3272, Class PA, 6.00% 2037[6]		9	9
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[6,7]		338	330
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[6]		241	237
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[6,7]		241	235
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[6,7]		143	139
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[6]		309	303
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[6]		153	150
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[6]		1,225	1,219
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[6]		1,225	1,202
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[6]		1,334	1,319
Government National Mortgage Assn. 2.00% 2052[6,8]		2,893	2,620
Government National Mortgage Assn. 3.00% 2052[6,8]		6,000	5,720
Government National Mortgage Assn. Pool #694836 5.665% 2059[6]		1	2
Government National Mortgage Assn. Pool #776095 4.851% 2064[6]		1	1
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[6]		8	8
Government National Mortgage Assn., Series 2012-H20, Class PT, 1.419% 2062[6,7]		229	229
Uniform Mortgage-Backed Security 3.00% 2052[6,8]		10,000	9,411
Uniform Mortgage-Backed Security 3.50% 2052[6,8]		6,000	5,806
			32,978

Collateralized mortgage-backed obligations (privately originated) 2.34%
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[5,6,7]		164	162
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[5,6,7]		1,042	1,030
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[5,6,7]		298	287
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[5,6]		564	607
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[5,6,7]		1,011	967
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[5,6]		552	505
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[5,6,7]		458	458
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[5,6,7]		772	771
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 1.468% 2053[5,6,7]		466	464
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 1.518% 2055[5,6,7]		808	797
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 1.755% 2022[5,6,7]		436	433
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 1.418% 2055[5,6,7]		5,557	5,520
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[5,6,7]		254	248
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[5,6]		1,174	1,075
			13,324

Commercial mortgage-backed securities 1.88%
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.051% 2064[6,7]		255	245
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 1.143% 2034[5,6,7]		1,240	1,201
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 1.254% 2036[5,6,7]		693	679

70	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.453% 2036[5,6,7]	USD	664	$648
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.504% 2036[5,6,7]		509	497
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.224% 2038[5,6,7]		870	849
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 1.424% 2038[5,6,7]		327	319
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.654% 2038[5,6,7]		221	215
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.635% 2038[5,6,7]		260	257
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.935% 2038[5,6,7]		191	188
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.704% 2038[5,6,7]		1,500	1,484
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[5,6]		461	417
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.604% 2038[5,6,7]		1,343	1,318
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[5,6]		1,262	1,143
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 1.355% 2026[5,6,7]		460	452
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.454% 2038[5,6,7]		120	119
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 1.285% 2038[5,6,7]		721	708
			10,739

Total mortgage-backed obligations			57,041

Bonds & notes of governments & government agencies outside the U.S. 3.86%
Asian Development Bank 0.625% 2024		1,526	1,446
Canada 2.875% 2025		2,555	2,551
Canada 0.75% 2026		2,350	2,149
Denmark (Kingdom of) 0.125% 2022[5]		660	655
Denmark (Kingdom of) 0.125% 2022		655	650
European Investment Bank 2.75% 2025		2,249	2,237
European Investment Bank 0.75% 2026		758	687
Inter-American Development Bank 0.50% 2024		500	473
Japan Bank for International Cooperation 2.875% 2025		792	786
KfW 0.375% 2025		1,010	930
Kommunalbanken 0.50% 2024[5]		442	416
Kommunalbanken 0.375% 2025[5]		2,000	1,830
Kommuninvest i Sverige Aktiebolag 0.25% 2023[5]		905	879
Manitoba (Province of) 3.05% 2024		200	201
Ontario (Province of) 3.20% 2024		500	503
Ontario Teachers’ Finance Trust 0.875% 2026[5]		902	816
Ontario Teachers’ Finance Trust 3.00% 2027[5]		2,000	1,977
Quebec (Province of) 0.60% 2025		1,600	1,475
Saudi Arabia (Kingdom of) 4.00% 2025[5]		430	437
Saudi Arabia (Kingdom of) 4.50% 2030[5]		445	466
United Mexican States 4.15% 2027		460	461
			22,025

Federal agency bonds & notes 3.14%
Fannie Mae 2.375% 2023		2,442	2,452
Fannie Mae 0.875% 2030		2,563	2,139
Federal Farm Credit Banks 1.75% 2025		1,333	1,292
Freddie Mac 0.25% 2023		3,439	3,358
Freddie Mac 0.375% 2025		9,449	8,670
			17,911

Private Client Services Funds	71

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals 0.73%
California 0.13%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.532% 2028	USD	830	$760

Florida 0.44%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025		1,140	1,066
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027		805	733
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030		810	710
			2,509
New York 0.15%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028		965	860

Washington 0.01%
Energy Northwest, Electric Rev. Bonds (Columbia Generating Station), Series 2015-B, 2.814% 2024		20	20

Total municipals			4,149

Total bonds, notes & other debt instruments (cost: $587,870,000)			561,926

Short-term securities 5.40%		Shares
Money market investments 5.40%
Capital Group Central Cash Fund 0.32%[9,10]		307,824	30,782

Total short-term securities (cost: $30,782,000)			30,782
Total investment securities 104.00% (cost: $618,652,000)			592,708
Other assets less liabilities (4.00%)			(22,823)

Net assets 100.00%			$569,885

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 4/30/2022 (000)
2 Year U.S. Treasury Note Futures	Long	31	June 2022	USD	6,535	$(17)
10 Year Ultra U.S. Treasury Note Futures	Long	136	June 2022		17,544	(1,553)
10 Year U.S. Treasury Note Futures	Short	43	June 2022		(5,123)	138
20 Year U.S. Treasury Bond Futures	Short	4	June 2022		(563)	5
30 Year Ultra U.S. Treasury Bond Futures	Short	3	June 2022		(481)	72
						$(1,355)

Investments in affiliates10

	Value of affiliate at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 4/30/2022 (000)	Dividend income (000)
Short-term securities 5.40%
Money market investments 5.40%
Capital Group Central Cash Fund 0.32%[9]	$63,951	$80,082	$113,253	$(1)	$3	$30,782	$35

72	Private Client Services Funds

Capital Group Core Bond Fund

[1]	Amount less than one thousand.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $611,000, which represented .11% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Step bond; coupon rate may change at a later date.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $125,570,000, which represented 22.03% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Purchased on a TBA basis.
[9]	Rate represents the seven-day yield at 4/30/2022.
[10]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

Assn. = Association

Auth. = Authority

CLO = Collateralized Loan Obligations

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

Fin. = Finance

LIBOR = London Interbank Offered Rate

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Private Client Services Funds	73

Financial statements

Statements of assets and liabilities	unaudited
at April 30, 2022	(dollars in thousands)

	Capital Group Core Municipal Fund		Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$688,646		$122,688	$622,615
Affiliated issuers	—		—	—
Cash	3,693		118	3,888
Cash collateral pledged for futures contracts	278		50	438
Receivables for:
Sales of investments	881		203	—
Sales of fund’s shares	108		15	1,683
Dividends and interest	6,333		1,141	5,607
Services provided by related parties	—		3	—
Variation margin on futures contracts	46		6	79
Total assets	699,985		124,224	634,310

Liabilities:
Payables for:
Purchases of investments	6,771		62	2,664
Repurchases of fund’s shares	2,067		31	224
Investment advisory services	146		27	131
Variation margin on futures contracts	—		—	—
Other	—	*	—	—	*
Total liabilities	8,984		120	3,019
Net assets at April 30, 2022	$691,001		$124,104	$631,291

Net assets consist of:
Capital paid in on shares of beneficial interest	$724,480		$129,281	$657,824
Total accumulated loss	(33,479)		(5,177)	(26,533)
Net assets at April 30, 2022	$691,001		$124,104	$631,291

Investment securities, at cost:
Unaffiliated issuers	$719,702		$126,662	$649,357
Affiliated issuers	—		—	—
Shares outstanding	69,309		12,639	62,568
Net asset value per share	$9.97		$9.82	$10.09

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

74	Private Client Services Funds

Financial statements (continued)

Statements of assets and liabilities	unaudited
at April 30, 2022 (continued)	(dollars in thousands)

	Capital Group California Short-Term Municipal Fund		Capital Group Core Bond Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$122,451		$561,926
Affiliated issuers	—		30,782
Cash	93		21
Cash collateral pledged for futures contracts	101		—
Receivables for:
Sales of investments	—		2,076
Sales of fund’s shares	—	*	43
Dividends and interest	1,137		1,855
Services provided by related parties	2		—
Variation margin on futures contracts	12		13
Total assets	123,796		596,716

Liabilities:
Payables for:
Purchases of investments	1,776		26,462
Repurchases of fund’s shares	37		211
Investment advisory services	26		118
Variation margin on futures contracts	—		40
Other	—	*	—	*
Total liabilities	1,839		26,831
Net assets at April 30, 2022	$121,957		$569,885

Net assets consist of:
Capital paid in on shares of beneficial interest	$126,699		$608,238
Total accumulated loss	(4,742)		(38,353)
Net assets at April 30, 2022	$121,957		$569,885

Investment securities, at cost:
Unaffiliated issuers	$126,562		$587,870
Affiliated issuers	—		30,782
Shares outstanding	12,377		59,422
Net asset value per share	$9.85		$9.59

*	Amount less than one thousand.

See notes to financial statements.

Private Client Services Funds	75

Financial statements (continued)

Statements of operations	unaudited
for the six months ended April 30, 2022	(dollars in thousands)

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends from affiliated issuers	$—	$—	$—
Interest	5,302	1,006	4,365
	5,302	1,006	4,365
Fees and expenses*:
Investment advisory services	958	218	818
Transfer agent services	6	1	5
Reports to shareholders	7	3	6
Registration statement and prospectus	50	40	7
Trustees’ compensation	27	6	23
Auditing and legal	12	3	10
Custodian	3	2	3
Other	4	1	4
Total fees and expenses before reimbursements	1,067	274	876
Less reimbursements of fees and expenses:
Miscellaneous fee reimbursements	—	37	—
Total reimbursements of fees and expenses	—	37	—
Total fees and expenses after reimbursements	1,067	237	876
Net investment income	4,235	769	3,489

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments in:
Unaffiliated issuers	(3,382)	(1,314)	(1,964)
Affiliated issuers	—	—	—
Futures contracts	548	32	1,617
	(2,834)	(1,282)	(347)
Net unrealized (depreciation) appreciation on:
Investments in:
Unaffiliated issuers	(40,764)	(5,483)	(37,403)
Affiliated issuers	—	—	—
Futures contracts	347	55	512
	(40,417)	(5,428)	(36,891)
Net realized loss and unrealized depreciation	(43,251)	(6,710)	(37,238)

Net decrease in net assets resulting from operations	$(39,016)	$(5,941)	$(33,749)

See end of statements of operations for footnote.

See notes to financial statements.

76	Private Client Services Funds

Financial statements (continued)

Statements of operations	unaudited
for the six months ended April 30, 2022 (continued)	(dollars in thousands)

	Capital Group California Short-Term Municipal Fund	Capital Group Core Bond Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends from affiliated issuers	$—	$35
Interest	747	5,993
	747	6,028

Fees and expenses*:
Investment advisory services	195	769
Transfer agent services	1	5
Reports to shareholders	3	6
Registration statement and prospectus	2	44
Trustees’ compensation	6	22
Auditing and legal	3	10
Custodian	2	3
Other	1	3
Total fees and expenses before reimbursements	213	862
Less reimbursements of fees and expenses:
Miscellaneous fee reimbursements	3	—
Total reimbursements of fees and expenses	3	—
Total fees and expenses after reimbursements	210	862
Net investment income	537	5,166

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments in:
Unaffiliated issuers	(946)	(3,933)
Affiliated issuers	—	(1)
Futures contracts	248	(1,624)
	(698)	(5,558)
Net unrealized (depreciation) appreciation on:
Investments in:
Unaffiliated issuers	(5,368)	(33,901)
Affiliated issuers	—	3
Futures contracts	62	(848)
	(5,306)	(34,746)
Net realized loss and unrealized depreciation	(6,004)	(40,304)

Net decrease in net assets resulting from operations	$(5,467)	$(35,138)

*	Additional information related to non-U.S. taxes and fees and expenses is included in the notes to financial statements.

See notes to financial statements.

Private Client Services Funds	77

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Capital Group Core Municipal Fund		Capital Group Short-Term Municipal Fund		Capital Group California Core Municipal Fund
	Six months ended April 30, 2022*	Year ended October 31, 2021	Six months ended April 30, 2022*	Year ended October 31, 2021	Six months ended April 30, 2022*	Year ended October 31, 2021
Operations:
Net investment income	$4,235	$8,695	$769	$1,749	$3,489	$7,489
Net realized (loss) gain	(2,834)	5,536	(1,282)	867	(347)	3,773
Net unrealized depreciation	(40,417)	(7,892)	(5,428)	(1,894)	(36,891)	(7,594)
Net (decrease) increase in net assets resulting from operations	(39,016)	6,339	(5,941)	722	(33,749)	3,668

Distributions paid to shareholders	(9,576)	(15,834)	(1,321)	(2,260)	(8,042)	(12,004)

Net capital share transactions	(45,460)	142,622	(71,357)	(3,942)	8,952	45,429

Total (decrease) increase in net assets	(94,052)	133,127	(78,619)	(5,480)	(32,839)	37,093

Net assets:
Beginning of period	785,053	651,926	202,723	208,203	664,130	627,037
End of period	$691,001	$785,053	$124,104	$202,723	$631,291	$664,130

	Capital Group California Short-Term Municipal Fund		Capital Group Core Bond Fund
	Six months ended April 30, 2022*	Year ended October 31, 2021	Six months ended April 30, 2022*	Year ended October 31, 2021
Operations:
Net investment income	$537	$1,441	$5,166	$8,165
Net realized (loss) gain	(698)	589	(5,558)	(614)
Net unrealized depreciation	(5,306)	(1,785)	(34,746)	(11,019)
Net (decrease) increase in net assets resulting from operations	(5,467)	245	(35,138)	(3,468)

Distributions paid to shareholders	(1,059)	(2,083)	(5,199)	(22,116)

Net capital share transactions	(53,236)	(15,782)	(30,173)	102,154

Total (decrease) increase in net assets	(59,762)	(17,620)	(70,510)	76,570

Net assets:
Beginning of period	181,719	199,339	640,395	563,825
End of period	$121,957	$181,719	$569,885	$640,395

*	Unaudited.

See notes to financial statements.

78	Private Client Services Funds

Notes to financial statements	unaudited

1. Organization

Capital Group Private Client Services Funds (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of five funds: Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund (each a “fund,” collectively the “funds”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund’s investment objectives are as follows:

Capital Group Core Municipal Fund — Seeks to provide current income exempt from federal income tax and to preserve capital.

Capital Group Short-Term Municipal Fund — Seeks to preserve capital and secondarily to provide current income exempt from federal income tax.

Capital Group California Core Municipal Fund — Seeks to provide current income exempt from federal and California income taxes and to preserve capital.

Capital Group California Short-Term Municipal Fund — Seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes.

Capital Group Core Bond Fund — Seeks to provide current income and to preserve capital.

On March 11, 2022, the board of trustees unanimously approved participation in the reorganizations of Capital Group Core Municipal Fund with and into Limited Term Tax-Exempt Bond Fund of America, Capital Group Short-Term Municipal Fund with and into American Funds Short-Term Tax-Exempt Bond Fund, and Capital Group Core Bond Fund with and into The Bond Fund of America. The proposed reorganizations are subject to shareholder approval. If approved by shareholders, the proposed reorganizations are expected to take effect by December 31, 2022.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Private Client Services Funds	79

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by accounting principles generally accepted in the United State of America. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued.

80	Private Client Services Funds

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the funds’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each of the funds is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The funds’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of April 30, 2022 are as follows (dollars in thousands):

Capital Group Core Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$594,883	$—	$594,883
Short-term securities	—	93,763	—	93,763
Total	$—	$688,646	$—	$688,646

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$340	$—	$—	$340

*	Futures contracts are not included in the fund’s investment portfolio.

Private Client Services Funds	81

Capital Group Short-Term Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$105,373	$—	$105,373
Short-term securities	—	17,315	—	17,315
Total	$—	$122,688	$—	$122,688

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$32	$—	$—	$32

*	Futures contracts are not included in the fund’s investment portfolio.

Capital Group California Core Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$530,495	$—	$530,495
Short-term securities	—	92,120	—	92,120
Total	$—	$622,615	$—	$622,615

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$606	$—	$—	$606

*	Futures contracts are not included in the fund’s investment portfolio.

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$100,451	$—	$100,451
Short-term securities	—	22,000	—	22,000
Total	$—	$122,451	$—	$122,451

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$62	$—	$—	$62

*	Futures contracts are not included in the fund’s investment portfolio.

82	Private Client Services Funds

Capital Group Core Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$240,401	$—	$240,401
Corporate bonds, notes & loans	—	158,758	—	158,758
Asset-backed obligations	—	61,641	—	61,641
Mortgage-backed obligations	—	57,041	—	57,041
Bonds & notes of governments & government agencies outside the U.S.	—	22,025	—	22,025
Federal agency bonds & notes	—	17,911	—	17,911
Municipals	—	4,149	—	4,149
Short-term securities	30,782	—	—	30,782
Total	$30,782	$561,926	$—	$592,708

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$215	$—	$—	$215
Liabilities:
Unrealized depreciation on futures contracts	(1,570)	—	—	(1,570)
Total	$(1,355)	$—	$—	$(1,355)

*	Futures contracts are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Private Client Services Funds	83

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Investing in municipal bonds of issuers within the state of California — Because Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund invest primarily in securities of issuers within the state of California, these funds are more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

84	Private Client Services Funds

5. Certain investment techniques

Index-linked bonds — Capital Group Core Bond Fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Capital Group Core Bond Fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Futures contracts — Each fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of futures contracts while held for each fund (dollars in thousands):

Futures contracts
Capital Group Core Municipal Fund	$29,645
Capital Group Short-Term Municipal Fund	5,398
Capital Group California Core Municipal Fund	49,576
Capital Group California Short-Term Municipal	8,978
Capital Group Core Bond Fund	184,799

Private Client Services Funds	85

The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and/or the effect on the funds’ statements of operations resulting from the funds’ use of futures contracts, interest rate swaps and credit default swaps as of, or for the six months ended April 30, 2022 (dollars in thousands):

Capital Group Core Municipal Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$340	Unrealized depreciation*	$—

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$548	Net unrealized appreciation on futures contracts	$347

Capital Group Short-Term Municipal Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$32	Unrealized depreciation*	$—

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$32	Net unrealized appreciation on futures contracts	$55

Capital Group California Core Municipal Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$606	Unrealized depreciation*	$—

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$1,617	Net unrealized appreciation on futures contracts	$512

See end of tables for footnote.

86	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$62	Unrealized depreciation*	$—

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$248	Net unrealized appreciation on futures contracts	$62

Capital Group Core Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$215	Unrealized depreciation*	$1,570

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(1,624)	Net unrealized depreciation on futures contracts	$(848)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

Collateral — Each fund participates in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to their use of futures contracts and/or future delivery contracts. For futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and each intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2022, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Private Client Services Funds	87

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; income on certain investments; amortization of premiums and discounts; paydowns on fixed-income securities; net capital losses and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund	Capital Group Core Bond Fund
As of October 31, 2021
Undistributed ordinary income	$2,465	$535	$1,100	$112	$99
Undistributed tax-exempt income	90	26	889	9	—
Undistributed long-term capital gains	2,811	—	2,586	405	—
Capital loss carryforward*	—	—	—	—	(3,316)
As of April 30, 2022
Gross unrealized appreciation on investments	866	61	930	70	1,089
Gross unrealized depreciation on investments	(31,536)	(4,002)	(27,075)	(4,117)	(28,406)
Net unrealized depreciation on investments	(30,670)	(3,941)	(26,145)	(4,047)	(27,317)
Cost of investments	719,656	126,661	649,366	126,559	618,670

*	Each fund’s capital loss carryforwards will be used to offset any capital gains realized by each fund in the current year or in subsequent years. Each fund will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2022
	Tax-exempt income	Ordinary income	Long-term capital gains	Total distributions paid
Capital Group Core Municipal Fund	$4,295	$2,469	$2,812	$9,576
Capital Group Short-Term Municipal Fund	785	536	—	1,321
Capital Group California Core Municipal Fund	4,350	1,103	2,589	8,042
Capital Group California Short-Term Municipal Fund	540	113	406	1,059
Capital Group Core Bond Fund	—	5,199	—	5,199

	Year ended October 31, 2021
	Tax-exempt income	Ordinary income	Long-term capital gains	Total distributions paid
Capital Group Core Municipal Fund	$8,677	$2,349	$4,808	$15,834
Capital Group Short-Term Municipal Fund	1,747	513	—	2,260
Capital Group California Core Municipal Fund	6,692	841	4,471	12,004
Capital Group California Short-Term Municipal Fund	1,439	117	527	2,083
Capital Group Core Bond Fund	—	15,330	6,786	22,116

7. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC and AFS are considered related parties to each fund.

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. The fee for Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund is 0.25% of the daily net assets of each fund.

88	Private Client Services Funds

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses for Capital Group Short-Term Municipal Fund to limit the fund’s total annual operating expenses to 0.30% (as a percentage of daily net assets). Miscellaneous expenses exclude investment advisory services fees. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended April 30, 2022, total fees and expenses reimbursed by CRMC were $37,000 for Capital Group Short-Term Municipal Fund. CRMC will not recoup all or a portion of these reimbursements. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC. No affiliated officers or trustees received any compensation directly from the series.

Investment in CCF — Capital Group Core Bond Fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments and is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or accounts managed by certain affiliates of CRMC) under procedures adopted by the funds’ board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sales transactions, if any, between each fund and related funds and the net realized gains from such sales as of April 30, 2022 (dollars in thousands):

Fund	Purchases	Sales	Net realized loss
Capital Group Core Municipal Fund	$903	$5,393	$(124)
Capital Group Short-Term Municipal Fund	—	14,661	(346)
Capital Group California Core Municipal Fund	4,261	2,904	(160)
Capital Group California Short-Term Municipal Fund	1,069	—	—
Capital Group Core Bond Fund	—	396	(30)

Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The funds did not lend or borrow cash through the interfund lending program at any time during the six months ended ended April 30, 2022.

Private Client Services Funds	89

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of distributions		Repurchases		Net (decrease) increase
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Capital Group Core Municipal Fund	$55,574	5,303	$9,552	912	$(110,586)	(10,797)	$(45,460)	(4,582)
Capital Group Short-Term Municipal Fund	37,788	3,701	1,319	130	(110,464)	(10,959)	(71,357)	(7,128)
Capital Group California Core Municipal Fund	51,203	4,851	8,043	760	(50,294)	(4,795)	8,952	816
Capital Group California Short-Term Municipal Fund	10,753	1,063	1,059	104	(65,048)	(6,445)	(53,236)	(5,278)
Capital Group Core Bond Fund	50,773	5,074	5,160	519	(86,106)	(8,682)	(30,173)	(3,089)

Year ended October 31, 2021

Capital Group Core Municipal Fund	$191,931	17,895	$15,789	1,472	$(65,098)	(6,065)	$142,622	13,302
Capital Group Short-Term Municipal Fund	135,966	13,169	2,260	219	(142,168)	(13,767)	(3,942)	(379)
Capital Group California Core Municipal Fund	103,909	9,577	12,004	1,106	(70,484)	(6,480)	45,429	4,203
Capital Group California Short-Term Municipal Fund	68,363	6,590	2,083	201	(86,228)	(8,316)	(15,782)	(1,525)
Capital Group Core Bond Fund	109,167	10,477	21,938	2,097	(28,951)	(2,773)	102,154	9,801

10. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2022, as follows (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund	Capital Group Core Bond Fund
Purchases of investment securities*	$127,558	$25,421	$117,713	$25,982	$354,460
Sales of investment securities*	146,901	80,490	110,996	72,573	369,294

*	Excludes short-term securities and U.S. government obligations, if any.

90	Private Client Services Funds

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursements[3]	Ratio of expenses to average net assets after reimbursements[2,3]	Ratio of net income to average net assets[2]
Capital Group Core Municipal Fund
4/30/2022[4,5]	$10.62	$.06	$(.58)	$(.52)	$(.06)	$(.07)	$(.13)	$9.97	(4.96)%[6]	$691	.28%[7]	.28%[7]	1.11%[7]
10/31/2021	10.76	.13	(.02)	.11	(.13)	(.12)	(.25)	10.62	.99	785	.28	.28	1.20
10/31/2020	10.55	.18	.22	.40	(.18)	(.01)	(.19)	10.76	3.87	652	.28	.28	1.70
10/31/2019	10.15	.22	.40	.62	(.22)	—	(.22)	10.55	6.15	584	.28	.28	2.11
10/31/2018	10.41	.21	(.26)	(.05)	(.19)	(.02)	(.21)	10.15	(.32)	474	.27	.27	2.04
10/31/2017	10.48	.21	(.07)	.14	(.21)	— [8]	(.21)	10.41	1.39	442	.35	.34	2.02
Capital Group Short-Term Municipal Fund
4/30/2022[4,5]	$10.26	$.04	$(.40)	$(.36)	$(.05)	$(.03)	$(.08)	$9.82	(3.57)%[6]	$124	.32%[7]	.27%[7]	.88%[7]
10/31/2021	10.33	.09	(.04)	.05	(.09)	(.03)	(.12)	10.26	.43	203	.31	.30	.87
10/31/2020	10.15	.14	.18	.32	(.14)	—	(.14)	10.33	3.16	208	.32	.30	1.36
10/31/2019	9.93	.19	.22	.41	(.19)	—	(.19)	10.15	4.19	127	.35	.30	1.92
10/31/2018	10.09	.17	(.18)	(.01)	(.15)	—	(.15)	9.93	.05	138	.32	.30	1.67
10/31/2017	10.11	.14	(.02)	.12	(.14)	— [8]	(.14)	10.09	1.26	150	.41	.35	1.42
Capital Group California Core Municipal Fund
4/30/2022[4,5]	$10.75	$.06	$(.59)	$(.53)	$(.07)	$(.06)	$(.13)	$10.09	(4.99)%[6]	$631	.27%[7]	.27%[7]	1.07%[7]
10/31/2021	10.90	.13	(.08)	.05	(.11)	(.09)	(.20)	10.75	.53	664	.27	.27	1.17
10/31/2020	10.73	.17	.18	.35	(.17)	(.01)	(.18)	10.90	3.29	627	.28	.28	1.55
10/31/2019	10.34	.20	.40	.60	(.20)	(.01)	(.21)	10.73	5.84	557	.28	.28	1.89
10/31/2018	10.57	.19	(.23)	(.04)	(.18)	(.01)	(.19)	10.34	(.27)	452	.27	.27	1.85
10/31/2017	10.69	.20	(.11)	.09	(.20)	(.01)	(.21)	10.57	.84	388	.35	.34	1.88
Capital Group California Short-Term Municipal Fund
4/30/2022[4,5]	$10.29	$.03	$(.40)	$(.37)	$(.04)	$(.03)	$(.07)	$9.85	(3.64)%[6]	$122	.27%[7]	.27%[7]	.69%[7]
10/31/2021	10.39	.08	(.07)	.01	(.08)	(.03)	(.11)	10.29	.12	182	.29	.29	.76
10/31/2020	10.28	.12	.11	.23	(.12)	—	(.12)	10.39	2.26	199	.30	.30	1.16
10/31/2019	10.06	.15	.22	.37	(.15)	—	(.15)	10.28	3.55	164	.32	.30	1.46
10/31/2018	10.21	.13	(.15)	(.02)	(.12)	(.01)	(.13)	10.06	(.07)	129	.31	.30	1.28
10/31/2017	10.23	.11	(.02)	.09	(.11)	— [8]	(.11)	10.21	.97	120	.42	.35	1.11
Capital Group Core Bond Fund
4/30/2022[4,5]	$10.24	$.08	$(.65)	$(.57)	$(.08)	$—	$(.08)	$9.59	(5.56)%[6]	$570	.28%[7]	.28%[7]	1.68%[7]
10/31/2021	10.70	.14	(.20)	(.06)	(.15)	(.25)	(.40)	10.24	(.60)	640	.28	.28	1.36
10/31/2020	10.31	.18	.46	.64	(.19)	(.06)	(.25)	10.70	6.28	564	.28	.28	1.73
10/31/2019	9.82	.23	.48	.71	(.22)	—	(.22)	10.31	7.33	477	.28	.28	2.24
10/31/2018	10.14	.21	(.34)	(.13)	(.19)	—	(.19)	9.82	(1.14)	446	.28	.28	2.08
10/31/2017	10.31	.16	(.12)	.04	(.16)	(.05)	(.21)	10.14	.41	416	.35	.34	1.58

Portfolio turnover rate for all share classes,	Six months ended	Year ended October 31,
including mortgage dollar roll transactions[9,10]	April 30, 2022[4,5,6]	2021	2020	2019	2018	2017
Capital Group Core Bond Fund	27%	48%	80%	114%	41%	52%

Portfolio turnover rate for all share classes,	Six months ended	Year ended October 31,
including mortgage dollar roll transactions[10]	April 30, 2022[4,5,6]	2021	2020	2019	2018	2017
Capital Group Core Municipal Fund	20%	48%	62%	38%	55%	47%
Capital Group Short-Term Municipal Fund	17	51	58	50	70	42
Capital Group California Core Municipal Fund	19	38	37	22	69	27
Capital Group California Short-Term Municipal Fund	19	43	42	39	65	36
Capital Group Core Bond Fund	78	217	158	151	110	95

See end of tables for footnotes.

Private Client Services Funds	91

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of miscellaneous fee reimbursements from CRMC.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	Refer to Note 5 for further information on mortgage dollar rolls.
[10]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.

See notes to financial statements.

92	Private Client Services Funds

Expense example	unaudited

As a shareholder of the funds, you incur ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2021, through April 30, 2022).

Actual expenses:

The first line of each fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Shareholders of the funds may be subject to an additional fee charged by CRMC’s Capital Group Private Client Services division for the ongoing services provided to the shareholder. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees. Note that the expenses shown in the table are meant to highlight your ongoing costs only. The second line of each fund in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period*	Annualized expense ratio
Capital Group Core Municipal Fund
Actual return	$1,000.00	$950.43	$1.35	.28%
Assumed 5% return	1,000.00	1,023.41	1.40	.28
Capital Group Short-Term Municipal Fund
Actual return	$1,000.00	$964.27	$1.31	.27%
Assumed 5% return	1,000.00	1,023.46	1.35	.27
Capital Group California Core Municipal Fund
Actual return	$1,000.00	$950.09	$1.31	.27%
Assumed 5% return	1,000.00	1,023.46	1.35	.27
Capital Group California Short-Term Municipal Fund
Actual return	$1,000.00	$963.59	$1.31	.27%
Assumed 5% return	1,000.00	1,023.46	1.35	.27
Capital Group Core Bond Fund
Actual return	$1,000.00	$944.44	$1.35	.28%
Assumed 5% return	1,000.00	1,023.41	1.40	.28

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Private Client Services Funds	93

Approval of Investment Advisory and Service Agreement

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through July 31, 2023, with respect to the various series of the funds (each a “fund”). The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

The board and the committee noted that the board has approved the reorganization of each of Capital Group Core Bond Fund with and into The Bond Fund of America, Capital Group Core Municipal Fund with and into Limited Term Tax-Exempt Bond Fund of America, and Capital Group Short-Term Municipal Fund with and into American Funds Short-Term Tax-Exempt Bond Fund. The board and the committee took these approvals into account in their deliberations about the agreement and noted that each reorganization would be consummated only if approved by shareholders of the applicable fund party thereto.

In reaching the decision to approve the agreement, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the funds and their shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objective. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through December 31, 2021. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been sufficient for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit the funds and their shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the funds to those of other relevant funds. They observed that each fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee noted that, although the fees paid by CRMC clients with separately managed accounts generally were lower than those paid by the funds, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and separately managed accounts. They also recognized that the fees for certain separately managed accounts could be lower than those of the funds due to the sizes of the accounts and the clients’ overall relationships with CRMC. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by each fund.

94	Private Client Services Funds

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the funds, including fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered CRMC’s reimbursement of fund expenses through voluntary fee caps and, as applicable, the sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Private Client Services Funds	95

Liquidity Risk Management Program	unaudited

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2020, through September 30, 2021. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

96	Private Client Services Funds

Office of the fund
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectuses, which can be obtained from Capital Research and Management Company by calling (800) 266-9532 and should be read carefully before investing.

Capital Group Private Client Services Fund files a complete list of its portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website (www.sec.gov). Additionally, the list of portfolio holdings is available by calling your relationship manager at (800) 266-9532.

The proxy voting procedures and policies of Capital Group Private Client Services Fund — which describe how we vote proxies relating to portfolio securities — are available upon request by calling your relationship manager at (800) 266-9532. The funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC website or by calling your relationship manager.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

If used as sales material after June 30, 2022, this report must be accompanied by the Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund quarterly results documents for the most recently completed calendar quarter.

American Funds Distributors, Inc., member FINRA.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By __/s/ John S. Armour____________________
John S. Armour, President and Principal Executive Officer

Date: June 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ John S. Armour_________________
John S. Armour, President and Principal Executive Officer

Date: June 30, 2022

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2022